UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Small Cap Index VIP
(formerly DWS Small Cap Index VIP)
	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 12.9%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	13,178	220,995
Cooper Tire & Rubber Co. (a)	12,655	363,198
Cooper-Standard Holding, Inc.*	2,662	166,109
Dana Holding Corp.	31,061	595,439
Dorman Products, Inc.* (a)	5,259	210,676
Drew Industries, Inc.	4,598	193,990
Federal-Mogul Holdings Corp.*	5,608	83,391
Fox Factory Holding Corp.*	2,174	33,697
Fuel Systems Solutions, Inc.*	2,684	23,914
Gentherm, Inc.*	6,862	289,782
Modine Manufacturing Co.*	9,274	110,082
Motorcar Parts of America, Inc.*	3,610	98,228
Remy International, Inc.	2,784	57,156
Shiloh Industries, Inc.*	1,615	27,471
Spartan Motors, Inc.	6,654	31,074
Standard Motor Products, Inc.	3,853	132,659
Stoneridge, Inc.*	5,413	61,005
Strattec Security Corp.	675	54,911
Superior Industries International, Inc.	4,604	80,708
Tenneco, Inc.*	12,070	631,382
Tower International, Inc.*	4,009	100,987
Trinseo SA*	2,255	35,471

		3,602,325
Automobiles 0.0%
Winnebago Industries, Inc.*	5,300	115,381
Distributors 0.2%
Core-Mark Holding Co., Inc.	4,532	240,377
Pool Corp.	8,941	482,099
VOXX International Corp.*	3,865	35,945
Weyco Group, Inc.	1,254	31,488

		789,909
Diversified Consumer Services 1.0%
2U, Inc.*	1,996	31,118
American Public Education, Inc.*	3,401	91,793
Ascent Capital Group, Inc. “A”*	2,701	162,600
Bridgepoint Education, Inc.*	3,215	35,879
Bright Horizons Family Solutions, Inc.*	5,969	251,056
Capella Education Co. (a)	2,127	133,150
Career Education Corp.*	13,083	66,462
Carriage Services, Inc.	3,165	54,849
Chegg, Inc.*	14,329	89,413
Collectors Universe, Inc.	1,342	29,524
Education Management Corp.* (a)	4,785	5,216
Grand Canyon Education, Inc.*	9,307	379,446
Houghton Mifflin Harcourt Co.*	21,661	421,090
ITT Educational Services, Inc.* (a)	4,548	19,511
K12, Inc.*	6,689	106,756
Liberty Tax, Inc.*	740	23,902
LifeLock, Inc.* (a)	15,658	223,753
Regis Corp.	8,494	135,564
Sotheby’s (a)	12,109	432,534
Steiner Leisure Ltd.*	2,841	106,793
Strayer Education, Inc.*	2,092	125,269
Universal Technical Institute, Inc.	4,159	38,887
Weight Watchers International, Inc. (a)	5,389	147,874

		3,112,439
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd. “A”*	19,664	229,282
Biglari Holdings, Inc.*	336	114,159
BJ’s Restaurants, Inc.* (a)	4,607	165,806
Bloomin’ Brands, Inc.*	15,014	275,357
Bob Evans Farms, Inc. (a)	4,802	227,327
Boyd Gaming Corp.* (a)	15,086	153,274
Bravo Brio Restaurant Group, Inc.*	3,724	48,300
Buffalo Wild Wings, Inc.* (a)	3,676	493,576
Caesars Acquisition Co. “A”*	8,889	84,179
Caesars Entertainment Corp.* (a)	9,975	125,485
Carrols Restaurant Group, Inc.*	6,850	48,703
Churchill Downs, Inc.	2,607	254,182
Chuy’s Holdings, Inc.*	3,230	101,390
ClubCorp Holdings, Inc.	4,259	84,456
Cracker Barrel Old Country Store, Inc. (a)	3,710	382,835
Del Frisco’s Restaurant Group, Inc.*	4,595	87,948
Denny’s Corp.*	17,175	120,740
Diamond Resorts International, Inc.*	6,879	156,566
DineEquity, Inc.	3,342	272,674
Einstein Noah Restaurant Group, Inc.	2,159	43,525
El Pollo Loco Holdings Inc.*	1,651	59,287
Empire Resorts, Inc.*	2,935	19,694
Famous Dave’s of America, Inc.*	910	24,497
Fiesta Restaurant Group, Inc.*	5,210	258,833
Ignite Restaurant Group, Inc.*	1,441	8,646
International Speedway Corp. “A”	5,406	171,046
Interval Leisure Group, Inc.	7,734	147,333
Intrawest Resorts Holdings, Inc.*	2,613	25,268
Isle of Capri Casinos, Inc.*	4,217	31,627
Jack in the Box, Inc.	7,787	530,996
Jamba, Inc.*	3,239	46,059
Krispy Kreme Doughnuts, Inc.* (a)	12,673	217,469
La Quinta Holdings, Inc.*	8,610	163,504
Life Time Fitness, Inc.*	7,951	401,048
Marcus Corp.	3,482	55,016
Marriott Vacations Worldwide Corp.*	5,508	349,262
Monarch Casino & Resort, Inc.*	1,848	22,010
Morgans Hotel Group Co.*	5,693	45,942
Multimedia Games Holding Co., Inc.*	5,760	207,418
Nathan’s Famous, Inc.*	635	42,983
Noodles & Co.*	2,106	40,414
Papa John’s International, Inc.	5,954	238,100
Papa Murphy’s Holdings, Inc.* (a)	1,137	11,597
Penn National Gaming, Inc.*	15,289	171,390
Pinnacle Entertainment, Inc.*	11,623	291,621
Popeyes Louisiana Kitchen, Inc.*	4,600	186,300
Potbelly Corp.*	2,907	33,896
Red Robin Gourmet Burgers, Inc.* (a)	2,791	158,808
Ruby Tuesday, Inc.*	12,107	71,310
Ruth’s Hospitality Group, Inc.	7,128	78,693
Scientific Games Corp. “A”* (a)	9,861	106,203
Sonic Corp.*	10,571	236,368
Speedway Motorsports, Inc.	2,192	37,396
Texas Roadhouse, Inc.	13,883	386,503
The Cheesecake Factory, Inc. (a)	9,712	441,896
Vail Resorts, Inc.	7,135	619,033
Zoe’s Kitchen, Inc.*	1,135	34,913

		9,442,143
Household Durables 1.1%
Beazer Homes U.S.A., Inc.*	5,266	88,363
Cavco Industries, Inc.*	1,718	116,824
Century Communities, Inc.*	1,068	18,530
CSS Industries, Inc.	1,805	43,771
Dixie Group, Inc.*	2,912	25,247
Ethan Allen Interiors, Inc.	4,890	111,492
Flexsteel Industries, Inc.	984	33,190
Helen of Troy Ltd.*	5,735	301,202
Hovnanian Enterprises, Inc. “A”* (a)	22,728	83,412
Installed Building Products, Inc.*	1,644	23,098
iRobot Corp.* (a)	5,735	174,631
KB HOME	16,288	243,343
La-Z-Boy, Inc.	10,181	201,482
LGI Homes, Inc.*	2,778	51,004
Libbey, Inc.*	4,453	116,936
Lifetime Brands, Inc.	2,058	31,508
M.D.C. Holdings, Inc. (a)	7,588	192,128
M/I Homes, Inc.*	4,808	95,295
Meritage Homes Corp.*	7,606	270,013
NACCO Industries, Inc. “A”	964	47,940
New Home Co., Inc.*	1,620	21,870
Ryland Group, Inc. (a)	9,121	303,182
Skullcandy, Inc.*	3,924	30,568
Standard Pacific Corp.*	28,121	210,626
TRI Pointe Homes, Inc.*	29,188	377,693
Turtle Beach Corp.*	1,365	10,442
UCP, Inc. “A”*	1,450	17,327
Universal Electronics, Inc.*	3,095	152,800
WCI Communities, Inc.*	2,274	41,933
William Lyon Homes “A”*	3,411	75,383

		3,511,233
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. “A”*	4,730	34,009
Blue Nile, Inc.*	2,311	65,979
Coupons.com, Inc.*	2,348	28,082
FTD Companies, Inc.* (a)	3,699	126,173
Gaiam, Inc. “A”*	2,920	21,433
HSN, Inc.	6,606	405,410
Lands’ End, Inc.* (a)	3,207	131,872
NutriSystem, Inc. (a)	5,534	85,058
Orbitz Worldwide, Inc.*	10,044	79,046
Overstock.com, Inc.*	2,227	37,547
PetMed Express, Inc. (a)	4,039	54,930
RetailMeNot, Inc.*	5,993	96,847
Shutterfly, Inc.*	7,497	365,404
Valuevision Media, Inc. “A”*	8,424	43,215

		1,575,005
Leisure Products 0.5%
Arctic Cat, Inc.	2,507	87,294
Black Diamond, Inc.*	4,355	32,924
Brunswick Corp.	18,238	768,549
Callaway Golf Co. (a)	15,234	110,294
Escalade, Inc.	1,919	23,143
JAKKS Pacific, Inc.* (a)	3,799	26,973
Johnson Outdoors, Inc. “A”	976	25,278
LeapFrog Enterprises, Inc.* (a)	12,677	75,935
Malibu Boats, Inc. “A”*	1,860	34,447
Marine Products Corp.	2,196	17,327
Nautilus, Inc.*	6,176	73,927
Smith & Wesson Holding Corp.* (a)	10,685	100,866
Sturm, Ruger & Co., Inc. (a)	3,772	183,659

		1,560,616
Media 1.3%
AH Belo Corp. “A”	3,740	39,906
AMC Entertainment Holdings, Inc. “A”	4,053	93,178
Carmike Cinemas, Inc.*	4,862	150,625
Central European Media Enterprises Ltd. “A”* (a)	13,726	30,883
Cinedigm Corp. “A”*	14,893	23,084
Crown Media Holdings, Inc. “A”*	6,391	20,451
Cumulus Media, Inc. “A”*	29,331	118,204
Daily Journal Corp.*	210	37,905
Dex Media, Inc.*	2,893	27,657
Entercom Communications Corp. “A”*	4,722	37,918
Entravision Communications Corp. “A”	11,433	45,275
Eros International PLC*	4,585	66,987
Global Sources Ltd.*	3,457	23,196
Gray Television, Inc.*	9,640	75,963
Harte-Hanks, Inc.	9,575	60,993
Hemisphere Media Group, Inc.*	1,706	18,186
Journal Communications, Inc. “A”*	8,733	73,619
Lee Enterprises, Inc.*	10,429	35,250
Loral Space & Communications, Inc.*	2,548	182,972
Martha Stewart Living Omnimedia, Inc. “A”*	5,816	20,938
McClatchy Co. “A”*	11,944	40,132
MDC Partners, Inc. “A”	8,261	158,529
Media General, Inc.* (a)	10,580	138,704
Meredith Corp.	7,190	307,732
National CineMedia, Inc.	11,912	172,843
New Media Investment Group, Inc.	7,455	123,977
New York Times Co. “A” (a)	27,693	310,715
Nexstar Broadcasting Group, Inc. “A” (a)	5,957	240,782
Radio One, Inc. “D”*	4,497	14,300
ReachLocal, Inc.*	2,573	9,289
Reading International, Inc. “A”*	3,264	27,418
Rentrak Corp.*	1,932	117,736
Saga Communications, Inc. “A”	704	23,640
Salem Communications Corp. “A”	2,207	16,795
Scholastic Corp. (a)	5,144	166,254
SFX Entertainment, Inc.* (a)	8,596	43,152
Sinclair Broadcast Group, Inc. “A” (a)	13,359	348,536
Sizmek, Inc.*	4,285	33,166
The E.W. Scripps Co. “A”*	6,147	100,258
Time, Inc.*	21,839	511,688
Townsquare Media, Inc.*	2,047	24,605
World Wrestling Entertainment, Inc. “A” (a)	5,737	78,998

		4,192,439
Multiline Retail 0.2%
Burlington Stores, Inc.*	5,575	222,220
Fred’s, Inc. “A”	7,168	100,352
The Bon-Ton Stores, Inc.	2,928	24,478
Tuesday Morning Corp.* (a)	8,418	163,351

		510,401
Specialty Retail 3.1%
Aeropostale, Inc.* (a)	15,624	51,403
America’s Car-Mart, Inc.*	1,488	58,910
American Eagle Outfitters, Inc. (a)	38,439	558,134
ANN, Inc.*	9,327	383,619
Asbury Automotive Group, Inc.*	5,964	384,201
Barnes & Noble, Inc.* (a)	8,040	158,710
bebe stores, inc.	5,654	13,117
Big 5 Sporting Goods Corp.	3,590	33,638
Brown Shoe Co., Inc.	8,495	230,469
Build-A-Bear Workshop, Inc.*	2,399	31,379
Cato Corp. “A”	5,333	183,775
Christopher & Banks Corp.*	7,228	71,485
Citi Trends, Inc.*	3,032	67,007
Conn’s, Inc.* (a)	5,388	163,095
Destination Maternity Corp.	2,727	42,105
Destination XL Group, Inc.*	6,816	32,172
Express, Inc.*	16,393	255,895
Five Below, Inc.* (a)	10,776	426,837
Francesca’s Holdings Corp.* (a)	8,214	114,421
Genesco, Inc.* (a)	4,783	357,529
Group 1 Automotive, Inc. (a)	4,834	351,480
Guess?, Inc.	11,956	262,673
Haverty Furniture Companies, Inc.	3,899	84,959
hhgregg, Inc.*	2,255	14,229
Hibbett Sports, Inc.* (a)	5,038	214,770
Kirkland’s, Inc.*	2,889	46,542
Lithia Motors, Inc. “A”	4,436	335,761
Lumber Liquidators Holdings, Inc.*	5,337	306,237
MarineMax, Inc.*	4,838	81,520
Mattress Firm Holding Corp.* (a)	2,916	175,135
Monro Muffler Brake, Inc. (a)	6,314	306,418
New York & Co., Inc.*	5,547	16,807
Office Depot, Inc.*	105,724	543,421
Outerwall, Inc.* (a)	3,966	222,493
Pacific Sunwear of California, Inc.*	9,186	16,535
Pier 1 Imports, Inc.	18,393	218,693
Rent-A-Center, Inc.	10,271	311,725
Restoration Hardware Holdings, Inc.* (a)	6,065	482,471
Sears Hometown & Outlet Stores, Inc.*	2,258	34,999
Select Comfort Corp.*	10,558	220,873
Shoe Carnival, Inc.	2,907	51,774
Sonic Automotive, Inc. “A”	7,731	189,487
Sportsman’s Warehouse Holdings, Inc.*	1,896	12,770
Stage Stores, Inc. (a)	6,167	105,517
Stein Mart, Inc.	5,458	63,040
Systemax, Inc.*	2,113	26,349
The Buckle, Inc. (a)	5,681	257,861
The Children’s Place, Inc. (a)	4,290	204,461
The Container Store Group, Inc.* (a)	3,348	72,886
The Finish Line, Inc. “A”	9,388	234,982
The Men’s Wearhouse, Inc.	9,330	440,563
The Pep Boys – Manny, Moe & Jack*	10,452	93,127
Tile Shop Holdings, Inc.* (a)	5,457	50,477
Tilly’s, Inc. “A”*	1,996	15,010
Vitamin Shoppe, Inc.*	6,153	273,132
West Marine, Inc.*	3,525	31,725
Winmark Corp.	458	33,663
Zumiez, Inc.*	4,036	113,412

		10,135,878
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	5,342	191,137
Crocs, Inc.*	17,033	214,275
Culp, Inc.	1,776	32,234
G-III Apparel Group Ltd.*	3,826	317,022
Iconix Brand Group, Inc.* (a)	8,910	329,136
Movado Group, Inc.	3,580	118,355
Oxford Industries, Inc.	2,829	172,541
Perry Ellis International, Inc.*	2,380	48,433
Quiksilver, Inc.* (a)	26,193	45,052
Sequential Brands Group, Inc.* (a)	3,282	41,025
Skechers U.S.A., Inc. “A”*	7,606	405,476
Steven Madden Ltd.*	11,610	374,190
Tumi Holdings, Inc.*	9,851	200,468
Unifi, Inc.*	2,852	73,867
Vera Bradley, Inc.* (a)	4,219	87,249
Vince Holding Corp.*	2,174	65,785
Wolverine World Wide, Inc. (a)	20,105	503,831

		3,220,076
Consumer Staples 3.2%
Beverages 0.1%
Boston Beer Co., Inc. “A”* (a)	1,663	368,787
Coca-Cola Bottling Co. Consolidated	901	67,242
Craft Brewers Alliance, Inc.*	2,005	28,872
National Beverage Corp.*	2,179	42,490

		507,391
Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	7,616	546,067
Fairway Group Holdings Corp.*	3,607	13,490
Ingles Markets, Inc. “A”	2,576	61,025
Liberator Medical Holdings, Inc.	6,126	19,174
Natural Grocers by Vitamin Cottage, Inc.*	1,765	28,734
Pantry, Inc.*	4,503	91,096
PriceSmart, Inc.	3,746	320,808
Roundy’s, Inc.	7,642	22,850
SpartanNash Co.	7,340	142,763
SUPERVALU, Inc.* (a)	40,416	361,319
The Andersons, Inc.	5,486	344,960
The Chefs’ Warehouse, Inc.*	3,498	56,878
The Fresh Market, Inc.* (a)	8,330	290,967
United Natural Foods, Inc.*	9,803	602,492
Village Super Market, Inc. “A”	1,263	28,771
Weis Markets, Inc.	2,143	83,641

		3,015,035
Food Products 1.6%
Alico, Inc.	546	20,803
Annie’s, Inc.*	3,308	151,837
B&G Foods, Inc.	10,755	296,300
Boulder Brands, Inc.*	11,812	160,998
Cal-Maine Foods, Inc.	3,018	269,598
Calavo Growers, Inc.	2,619	118,222
Chiquita Brands International, Inc.*	9,235	131,137
Darling Ingredients, Inc.*	32,501	595,418
Dean Foods Co. (a)	18,188	240,991
Diamond Foods, Inc.*	4,237	121,221
Farmer Brothers Co.*	1,454	42,093
Fresh Del Monte Produce, Inc.	7,303	232,966
Inventure Foods, Inc.*	3,095	40,111
J & J Snack Foods Corp.	2,898	271,137
John B. Sanfilippo & Son, Inc.	1,564	50,611
Lancaster Colony Corp.	3,704	315,877
Lifeway Foods, Inc.*	911	12,636
Limoneira Co.	2,179	51,620
Omega Protein Corp.*	4,100	51,250
Post Holdings, Inc.*	8,551	283,722
Sanderson Farms, Inc. (a)	4,488	394,720
Seaboard Corp.*	58	155,149
Seneca Foods Corp. “A”*	1,603	45,846
Snyder’s-Lance, Inc.	9,265	245,522
Tootsie Roll Industries, Inc. (a)	3,660	102,443
TreeHouse Foods, Inc.*	8,274	666,057

		5,068,285
Household Products 0.2%
Central Garden & Pet Co. “A”*	8,550	68,742
Harbinger Group, Inc.*	16,174	212,203
Oil-Dri Corp. of America	986	25,705
Orchids Paper Products Co.	1,570	38,559
WD-40 Co.	2,913	197,968

		543,177
Personal Products 0.2%
Elizabeth Arden, Inc.*	4,987	83,482
Female Health Co.	3,988	13,918
IGI Laboratories, Inc.*	6,569	61,223
Inter Parfums, Inc.	3,259	89,622
Medifast, Inc.*	2,558	83,979
Nature’s Sunshine Products, Inc.	2,076	30,787
Nutraceutical International Corp.*	1,749	36,572
Revlon, Inc. “A”*	2,204	69,845
Synutra International, Inc.*	3,372	15,275
USANA Health Sciences, Inc.* (a)	1,254	92,370

		577,073
Tobacco 0.2%
22nd Century Group, Inc.*	8,002	20,165
Alliance One International, Inc.*	16,591	32,684
Universal Corp. (a)	4,520	200,643
Vector Group Ltd. (a)	13,442	298,146

		551,638
Energy 5.4%
Energy Equipment & Services 1.7%
Aspen Aerogels, Inc.*	1,294	13,044
Basic Energy Services, Inc.*	6,187	134,196
Bristow Group, Inc.	7,058	474,298
C&J Energy Services, Inc.* (a)	8,993	274,736
CARBO Ceramics, Inc. (a)	3,841	227,502
CHC Group Ltd.*	6,414	35,918
Dawson Geophysical Co.	1,561	28,379
Era Group, Inc.*	4,006	87,131
Exterran Holdings, Inc. (a)	11,397	505,001
Forum Energy Technologies, Inc.*	11,882	363,708
Geospace Technologies Corp.*	2,557	89,879
Glori Energy, Inc.* (a)	2,376	18,770
Gulf Island Fabrication, Inc.	2,826	48,607
GulfMark Offshore, Inc. “A”	5,228	163,898
Helix Energy Solutions Group, Inc.*	20,994	463,128
Hercules Offshore, Inc.* (a)	31,266	68,785
Hornbeck Offshore Services, Inc.*	7,035	230,256
Independence Contract Drilling, Inc.*	2,312	27,166
ION Geophysical Corp.*	25,155	70,182
Key Energy Services, Inc.*	25,563	123,725
Matrix Service Co.*	5,125	123,615
McDermott International, Inc.* (a)	46,220	264,378
Mitcham Industries, Inc.*	2,486	27,470
Natural Gas Services Group*	2,437	58,659
Newpark Resources, Inc.*	16,522	205,534
Nordic American Offshore Ltd.*	3,694	65,088
North Atlantic Drilling Ltd. (a)	13,885	92,474
Nuverra Environmental Solutions, Inc.* (a)	2,897	42,731
Parker Drilling Co.*	23,703	117,093
PHI, Inc. (Non Voting)*	2,430	99,995
Pioneer Energy Services Corp.*	12,121	169,936
Profire Energy, Inc.*	2,599	10,786
RigNet, Inc.*	2,349	95,017
SEACOR Holdings, Inc.*	4,008	299,798
Tesco Corp.	6,754	134,067
TETRA Technologies, Inc.*	15,366	166,260
Vantage Drilling Co.* (a)	39,316	49,931
Willbros Group, Inc.*	7,664	63,841

		5,534,982
Oil, Gas & Consumable Fuels 3.7%
Abraxas Petroleum Corp.*	18,623	98,329
Adams Resources & Energy, Inc.	426	18,868
Alon U.S.A. Energy, Inc.	5,096	73,179
Alpha Natural Resources, Inc.* (a)	43,067	106,806
American Eagle Energy Corp.*	5,921	24,098
Amyris, Inc.* (a)	5,442	20,625
Apco Oil & Gas International, Inc.*	1,709	22,029
Approach Resources, Inc.* (a)	7,660	111,070
Arch Coal, Inc. (a)	41,302	87,560
Ardmore Shipping Corp.	3,514	38,303
Bill Barrett Corp.* (a)	9,669	213,105
Bonanza Creek Energy, Inc.*	6,381	363,079
BPZ Resources, Inc.*	23,079	44,081
Callon Petroleum Co.*	11,407	100,496
Carrizo Oil & Gas, Inc.*	9,065	487,878
Clayton Williams Energy, Inc.*	1,146	110,532
Clean Energy Fuels Corp.* (a)	13,682	106,720
Cloud Peak Energy, Inc.*	11,855	149,610
Comstock Resources, Inc. (a)	9,307	173,296
Contango Oil & Gas Co.*	3,387	112,584
Delek U.S. Holdings, Inc.	11,547	382,437
DHT Holdings, Inc. (a)	18,971	116,861
Diamondback Energy, Inc.*	8,288	619,777
Dorian LPG Ltd.*	1,423	25,358
Eclipse Resources Corp.*	6,188	102,845
Emerald Oil, Inc.* (a)	11,165	68,665
Energy Transfer Partners LP	1	64
Energy XXI (Bermuda) Ltd. (a)	18,302	207,728
Evolution Petroleum Corp.	3,820	35,068
EXCO Resources, Inc. (a)	29,546	98,684
Forest Oil Corp.*	23,297	27,257
Frontline Ltd.* (a)	12,915	16,273
FX Energy, Inc.*	10,814	32,875
GasLog Ltd. (a)	8,191	180,284
Gastar Exploration, Inc.*	14,118	82,873
Goodrich Petroleum Corp.* (a)	6,770	100,331
Green Plains, Inc.	7,277	272,087
Halcon Resources Corp.* (a)	50,729	200,887
Hallador Energy Co.	2,017	23,881
Harvest Natural Resources, Inc.*	8,189	30,054
Isramco, Inc.*	166	20,279
Jones Energy, Inc. “A”*	2,134	40,077
Kodiak Oil & Gas Corp.*	52,697	715,098
Magnum Hunter Resources Corp.* (a)	38,668	215,381
Matador Resources Co.*	14,615	377,798
Midstates Petroleum Co., Inc.* (a)	7,236	36,542
Miller Energy Resources, Inc.*	5,715	25,146
Navios Maritime Acquisition Corp.	16,007	43,379
Nordic American Tankers Ltd. (a)	17,353	137,956
Northern Oil & Gas, Inc.* (a)	11,876	168,877
Pacific Ethanol, Inc.*	4,827	67,385
Panhandle Oil & Gas, Inc. “A”	1,360	81,192
Parsley Energy, Inc. “A”*	10,608	226,269
PDC Energy, Inc.*	6,964	350,220
Penn Virginia Corp.*	12,762	162,205
PetroQuest Energy, Inc.*	11,296	63,483
Quicksilver Resources, Inc.* (a)	24,365	14,687
Renewable Energy Group, Inc.*	6,720	68,208
Resolute Energy Corp.* (a)	15,163	95,072
REX American Resources Corp.*	1,221	88,986
Rex Energy Corp.*	9,356	118,540
Ring Energy, Inc.* (a)	4,230	62,350
Rosetta Resources, Inc.*	12,230	544,969
RSP Permian, Inc.*	4,750	121,410
Sanchez Energy Corp.* (a)	10,224	268,482
Scorpio Tankers, Inc.	34,452	286,296
SemGroup Corp. “A”	8,398	699,301
Ship Finance International Ltd. (a)	11,500	194,580
Solazyme, Inc.* (a)	14,783	110,281
Stone Energy Corp.*	10,926	342,639
Swift Energy Co.* (a)	8,470	81,312
Synergy Resources Corp.*	12,950	157,860
Teekay Tankers Ltd. “A” (a)	11,803	44,025
TransAtlantic Petroleum Ltd.*	4,402	39,574
Triangle Petroleum Corp.*	14,716	162,023
VAALCO Energy, Inc.*	9,697	82,424
Vertex Energy, Inc.*	2,295	15,973
W&T Offshore, Inc. (a)	6,839	75,229
Warren Resources, Inc.*	14,321	75,901
Western Refining, Inc.	10,350	434,596
Westmoreland Coal Co.*	3,036	113,577

		12,116,119
Financials 23.2%
Banks 7.4%
1st Source Corp.	2,889	82,279
1st United Bancorp., Inc.	5,887	50,157
American National Bankshares, Inc.	1,484	33,761
Ameris Bancorp.	4,894	107,423
Ames National Corp.	1,604	35,849
Arrow Financial Corp.	2,067	51,808
Banc of California, Inc.	5,790	67,338
BancFirst Corp.	1,407	88,022
Banco Latinoamericano de Comercio Exterior SA “E”	5,805	178,097
BancorpSouth, Inc.	19,177	386,225
Bank of Kentucky Financial Corp.	1,241	57,371
Bank of Marin Bancorp.	1,118	51,305
Bank of the Ozarks, Inc.	15,779	497,354
Banner Corp.	3,773	145,147
BBCN Bancorp., Inc.	15,467	225,664
Blue Hills Bancorp., Inc.*	5,724	75,099
BNC Bancorp.	3,881	60,776
Boston Private Financial Holdings, Inc.	15,566	192,863
Bridge Bancorp., Inc.	2,266	53,591
Bridge Capital Holdings*	1,958	44,525
Bryn Mawr Bank Corp.	2,662	75,414
C1 Financial, Inc.*	758	13,743
Camden National Corp.	1,444	50,540
Capital Bank Financial Corp. “A”*	4,762	113,717
Capital City Bank Group, Inc.	2,067	27,987
Cardinal Financial Corp.	6,222	106,210
Cascade Bancorp.*	6,326	31,946
Cathay General Bancorp.	16,046	398,422
Centerstate Banks, Inc.	6,914	71,560
Central Pacific Financial Corp.	3,329	59,689
Century Bancorp., Inc. “A”	692	23,957
Chemical Financial Corp.	6,721	180,728
Citizens & Northern Corp.	2,417	45,923
City Holding Co. (a)	3,054	128,665
CNB Financial Corp.	2,807	44,070
CoBiz Financial, Inc.	7,083	79,188
Columbia Banking System, Inc.	10,231	253,831
Community Bank System, Inc.	7,917	265,932
Community Trust Bancorp., Inc.	3,038	102,168
CommunityOne Bancorp.*	2,174	19,175
ConnectOne Bancorp., Inc.	4,362	83,096
CU Bancorp.*	1,877	35,288
Customers Bancorp., Inc.*	4,971	89,279
CVB Financial Corp.	20,603	295,653
Eagle Bancorp., Inc.*	4,427	140,867
Enterprise Bancorp., Inc.	1,414	26,640
Enterprise Financial Services Corp.	3,837	64,155
FCB Financial Holdings, Inc. “A”*	1,687	38,312
Fidelity Southern Corp.	3,225	44,182
Financial Institutions, Inc.	2,751	61,842
First BanCorp.*	20,280	96,330
First BanCorp. – North Carolina	3,893	62,366
First Bancorp., Inc.	1,889	31,490
First Busey Corp.	14,096	78,515
First Business Financial Services, Inc.	766	33,627
First Citizens BancShares, Inc. “A”	1,513	327,761
First Commonwealth Financial Corp.	18,300	153,537
First Community Bancshares, Inc.	3,188	45,557
First Connecticut Bancorp, Inc.	3,142	45,559
First Financial Bancorp.	11,231	177,787
First Financial Bankshares, Inc. (a)	12,460	346,263
First Financial Corp. – Indiana	2,200	68,090
First Interstate BancSystem, Inc.	3,487	92,650
First Merchants Corp.	6,966	140,783
First Midwest Bancorp., Inc.	14,642	235,590
First NBC Bank Holding Co.*	2,904	95,106
First of Long Island Corp.	1,537	52,950
FirstMerit Corp.	32,888	578,829
Flushing Financial Corp.	5,888	107,574
FNB Corp.	33,752	404,686
German American Bancorp., Inc.	2,621	67,648
Glacier Bancorp., Inc.	14,530	375,746
Great Southern Bancorp., Inc.	2,027	61,499
Green Bancorp., Inc.*	1,051	18,025
Guaranty Bancorp.	2,848	38,476
Hampton Roads Bankshares, Inc.*	6,596	10,092
Hancock Holding Co.	16,520	529,466
Hanmi Financial Corp.	6,196	124,911
Heartland Financial U.S.A., Inc.	3,061	73,097
Heritage Commerce Corp.	4,110	33,743
Heritage Financial Corp.	5,789	91,698
Heritage Oaks Bancorp.	4,274	29,918
Home Bancshares, Inc.	10,888	320,216
HomeTrust Bancshares, Inc.*	4,052	59,200
Horizon Bancorp.	1,792	41,288
Hudson Valley Holding Corp.	2,865	52,000
IBERIABANK Corp.	6,112	382,061
Independent Bank Corp.	4,455	53,104
Independent Bank Corp. (a)	4,646	165,955
Independent Bank Group, Inc.	1,778	84,366
International Bancshares Corp.	10,539	259,944
Investors Bancorp., Inc.	70,574	714,915
Lakeland Bancorp., Inc.	7,365	71,882
Lakeland Financial Corp.	3,253	121,987
Macatawa Bank Corp.	5,271	25,301
MainSource Financial Group, Inc.	3,972	68,517
MB Financial, Inc.	13,410	371,189
Mercantile Bank Corp.	3,275	62,389
Merchants Bancshares, Inc.	1,042	29,374
Metro Bancorp., Inc.*	2,807	68,070
MidSouth Bancorp., Inc.	1,695	31,696
MidWestOne Financial Group, Inc.	1,393	32,053
National Bank Holdings Corp. “A”	7,995	152,864
National Bankshares, Inc.	1,314	36,477
National Penn Bancshares, Inc.	22,829	221,670
NBT Bancorp., Inc.	8,496	191,330
NewBridge Bancorp.*	6,539	49,631
Northrim BanCorp., Inc.	1,327	35,073
OFG Bancorp. (a)	8,757	131,180
Old Line Bancshares, Inc.	1,627	25,186
Old National Bancorp.	22,296	289,179
OmniAmerican Bancorp., Inc.	2,226	57,854
Opus Bank*	996	30,507
Pacific Continental Corp.	3,501	44,988
Pacific Premier Bancorp., Inc.*	3,261	45,817
Palmetto Bancshares, Inc.	879	12,429
Park National Corp.	2,489	187,720
Park Sterling Corp.	8,760	58,079
Peapack-Gladstone Financial Corp.	2,417	42,297
Penns Woods Bancorp., Inc.	946	39,968
Peoples Bancorp., Inc.	2,155	51,181
Peoples Financial Services Corp. (a)	1,468	67,513
Pinnacle Financial Partners, Inc.	6,902	249,162
Preferred Bank*	2,280	51,346
PrivateBancorp., Inc.	13,934	416,766
Prosperity Bancshares, Inc.	13,740	785,516
Renasant Corp.	6,120	165,546
Republic Bancorp., Inc. “A”	1,969	46,646
Republic First Bancorp., Inc.*	6,018	23,410
S&T Bancorp., Inc.	5,779	135,575
Sandy Spring Bancorp., Inc.	4,878	111,657
Seacoast Banking Corp. of Florida*	3,807	41,610
ServisFirst Bancshares, Inc.	366	10,541
Sierra Bancorp.	2,278	38,179
Simmons First National Corp. “A”	3,173	122,224
South State Corp.	4,693	262,433
Southside Bancshares, Inc. (a)	3,629	120,664
Southwest Bancorp., Inc.	3,907	64,075
Square 1 Financial, Inc. “A”*	1,162	22,345
State Bank Financial Corp.	6,340	102,962
Sterling Bancorp.	16,250	207,837
Stock Yards Bancorp., Inc.	2,854	85,905
Stonegate Bank	1,936	49,852
Suffolk Bancorp.	2,233	43,343
Sun Bancorp, Inc.*	1,709	30,950
Susquehanna Bancshares, Inc.	37,552	375,520
Talmer Bancorp., Inc. “A”	3,481	48,142
Texas Capital Bancshares, Inc.*	8,535	492,299
The Bancorp., Inc.*	6,462	55,509
Tompkins Financial Corp.	2,869	126,466
TowneBank	5,738	77,922
TriCo Bancshares	3,113	70,416
Tristate Capital Holdings, Inc.*	4,293	38,937
Trustmark Corp.	13,118	302,173
UMB Financial Corp.	7,540	411,307
Umpqua Holdings Corp.	32,956	542,785
Union Bankshares Corp.	8,997	207,831
United Bankshares, Inc. (a)	13,886	429,494
United Community Banks, Inc.	9,726	160,090
Univest Corp. of Pennsylvania	3,105	58,219
Valley National Bancorp. (a)	39,008	377,987
ViewPoint Financial Group	7,771	186,038
Washington Trust Bancorp., Inc.	2,856	94,219
Webster Financial Corp.	17,876	520,907
WesBanco, Inc.	5,154	157,661
West Bancorp.	3,109	43,930
Westamerica Bancorp. (a)	5,117	238,043
Western Alliance Bancorp.*	15,107	361,057
Wilshire Bancorp., Inc.	13,675	126,220
Wintrust Financial Corp. (a)	9,344	417,396
Yadkin Financial Corp.*	3,955	71,823

		24,053,587
Capital Markets 1.5%
Actua Corp.*	8,011	128,336
Arlington Asset Investment Corp. “A”	4,623	117,470
BGC Partners, Inc. “A”	33,920	252,026
Calamos Asset Management, Inc. “A”	3,223	36,323
CIFC Corp.	1,053	9,530
Cohen & Steers, Inc. (a)	3,787	145,572
CorEnergy Infrastructure Trust, Inc. (REIT)	6,166	46,122
Cowen Group, Inc. “A”*	22,464	84,240
Diamond Hill Investment Group	544	66,939
Evercore Partners, Inc. “A”	6,438	302,586
FBR & Co.*	1,491	41,032
Financial Engines, Inc. (a)	10,010	342,492
FXCM, Inc. “A”	8,868	140,558
GAMCO Investors, Inc. “A”	1,249	88,354
GFI Group, Inc.	14,923	80,733
Greenhill & Co., Inc.	5,503	255,835
HFF, Inc. “A”	6,385	184,846
INTL. FCStone, Inc.*	3,011	52,151
Investment Technology Group, Inc.*	7,009	110,462
Janus Capital Group, Inc. (a)	29,099	423,100
KCG Holdings, Inc. “A”*	8,762	88,759
Ladenburg Thalmann Financial Services, Inc.*	19,442	82,434
Manning & Napier, Inc.	2,652	44,527
Marcus & Millichap, Inc.*	1,558	47,145
Moelis & Co.	1,436	49,039
Oppenheimer Holdings, Inc. “A”	1,938	39,245
Piper Jaffray Companies, Inc.*	3,168	165,496
Pzena Investment Management, Inc. “A”	2,098	20,036
RCS Capital Corp. “A”	1,837	41,369
Safeguard Scientifics, Inc.*	3,991	73,434
Silvercrest Asset Management Group, Inc. “A”	1,029	14,015
Stifel Financial Corp.*	12,981	608,679
SWS Group, Inc.*	5,696	39,246
Virtus Investment Partners, Inc.	1,376	239,011
Walter Investment Management Corp.* (a)	7,325	160,784
Westwood Holdings Group, Inc.	1,427	80,897
WisdomTree Investments, Inc.* (a)	20,945	238,354

		4,941,177
Consumer Finance 0.7%
Cash America International, Inc. (a)	5,473	239,717
Consumer Portfolio Services, Inc.*	4,093	26,236
Credit Acceptance Corp.*	1,371	172,842
Encore Capital Group, Inc.*	4,981	220,708
EZCORP, Inc. “A”*	9,887	97,980
First Cash Financial Services, Inc.*	5,794	324,348
Green Dot Corp. “A”* (a)	6,058	128,066
JG Wentworth Co.*	2,289	28,361
Nelnet, Inc. “A”	4,051	174,558
Nicholas Financial, Inc.	1,931	22,380
Portfolio Recovery Associates, Inc.* (a)	9,908	517,495
Regional Management Corp.*	2,079	37,318
Springleaf Holdings, Inc.*	4,816	153,775
World Acceptance Corp.* (a)	1,502	101,385

		2,245,169
Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	4,506	28,703
MarketAxess Holdings, Inc.	7,341	454,114
Marlin Business Services Corp.	1,665	30,503
NewStar Financial, Inc.*	5,160	57,999
PHH Corp.* (a)	11,167	249,694
PICO Holdings, Inc.*	4,409	87,960
Resource America, Inc. “A”	2,632	24,504
Tiptree Financial, Inc. “A”, (REIT)	1,524	12,588

		946,065
Insurance 2.5%
Ambac Financial Group, Inc.*	8,757	193,530
American Equity Investment Life Holding Co.	14,870	340,226
AMERISAFE, Inc.	3,635	142,165
AmTrust Financial Services, Inc. (a)	5,845	232,748
Argo Group International Holdings Ltd.	5,092	256,179
Atlas Financial Holdings, Inc.*	2,240	31,002
Baldwin & Lyons, Inc. “B”	1,830	45,201
Citizens, Inc.* (a)	8,561	55,304
CNO Financial Group, Inc.	43,129	731,468
Crawford & Co. “B”	5,510	45,457
Donegal Group, Inc. “A”	1,585	24,346
eHealth, Inc.*	3,664	88,412
EMC Insurance Group, Inc.	982	28,360
Employers Holdings, Inc.	6,076	116,963
Enstar Group Ltd.*	1,660	226,291
FBL Financial Group, Inc. “A”	1,882	84,125
Federated National Holding Co.	2,804	78,764
Fidelity & Guaranty Life	2,188	46,714
First American Financial Corp.	21,107	572,422
Global Indemnity PLC*	1,617	40,797
Greenlight Capital Re Ltd. “A”*	5,512	178,644
Hallmark Financial Services, Inc.*	2,633	27,146
HCI Group, Inc.	1,755	63,162
Heritage Insurance Holdings, Inc.*	1,342	20,211
Hilltop Holdings, Inc.* (a)	13,625	273,181
Horace Mann Educators Corp.	7,926	225,970
Independence Holding Co.	1,493	19,842
Infinity Property & Casualty Corp.	2,241	143,446
Kansas City Life Insurance Co.	739	32,775
Kemper Corp.	9,301	317,629
Maiden Holdings Ltd.	9,661	107,044
Meadowbrook Insurance Group, Inc.	9,793	57,289
Montpelier Re Holdings Ltd.	7,623	236,999
National General Holdings Corp.	6,905	116,625
National Interstate Corp.	1,337	37,302
National Western Life Insurance Co. “A”	440	108,684
Navigators Group, Inc.*	2,018	124,107
OneBeacon Insurance Group Ltd. “A”	4,405	67,881
Phoenix Companies, Inc.*	1,140	63,908
Platinum Underwriters Holdings Ltd.	5,240	318,959
Primerica, Inc.	10,815	521,499
RLI Corp. (a)	8,372	362,424
Safety Insurance Group, Inc.	2,514	135,530
Selective Insurance Group, Inc.	10,943	242,278
State Auto Financial Corp.	2,920	59,889
Stewart Information Services Corp. (a)	4,182	122,742
Symetra Financial Corp.	15,047	351,047
Third Point Reinsurance Ltd.*	11,051	160,792
United Fire Group, Inc.	4,015	111,497
United Insurance Holdings Corp.	3,237	48,555
Universal Insurance Holdings, Inc.	6,064	78,408

		8,115,939
Real Estate Investment Trusts 8.5%
Acadia Realty Trust (REIT)	11,162	307,848
AG Mortgage Investment Trust, Inc. (REIT)	5,534	98,505
Agree Realty Corp. (REIT)	2,932	80,278
Alexander’s, Inc. (REIT)	409	152,929
Altisource Residential Corp. (REIT)	11,111	266,664
American Assets Trust, Inc. (REIT)	6,974	229,933
American Capital Mortgage Investment Corp. (REIT)	9,945	187,165
American Realty Capital Healthcare Trust, Inc. (REIT)	32,936	345,169
American Residential Properties, Inc. (REIT)*	6,259	114,790
AmREIT, Inc. (REIT)	3,855	88,549
Anworth Mortgage Asset Corp. (REIT)	25,152	120,478
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,974	140,982
Apollo Residential Mortgage, Inc. (REIT)	6,203	95,712
Ares Commercial Real Estate Corp. (REIT)	5,563	65,031
Armada Hoffler Properties, Inc. (REIT)	6,100	55,388
ARMOUR Residential REIT, Inc. (REIT)	69,441	267,348
Ashford Hospitality Prime, Inc. (REIT)	4,941	75,251
Ashford Hospitality Trust (REIT)	13,630	139,299
Associated Estates Realty Corp. (REIT)	11,200	196,112
Aviv REIT, Inc. (REIT)	3,826	100,815
Campus Crest Communities, Inc. (REIT) (a)	12,460	79,744
Capstead Mortgage Corp. (REIT) (a)	18,608	227,762
CareTrust REIT, Inc. (REIT)*	3,857	55,155
CatchMark Timber Trust, Inc. “A”, (REIT)	3,693	40,475
Cedar Realty Trust, Inc. (REIT)	15,419	90,972
Chambers Street Properties (REIT) (a)	46,114	347,238
Chatham Lodging Trust (REIT)	6,767	156,182
Chesapeake Lodging Trust (REIT)	10,901	317,764
Colony Financial, Inc. (REIT)	21,218	474,859
Coresite Realty Corp. (REIT)	4,086	134,307
Cousins Properties, Inc. (REIT)	43,504	519,873
CubeSmart (REIT)	28,621	514,606
CyrusOne, Inc. (REIT)	6,376	153,279
CYS Investments, Inc. (REIT)	31,519	259,717
DCT Industrial Trust, Inc. (REIT)	65,222	489,817
DiamondRock Hospitality Co. (REIT)	38,762	491,502
DuPont Fabros Technology, Inc. (REIT)	12,705	343,543
Dynex Capital, Inc. (REIT)	10,607	85,705
EastGroup Properties, Inc. (REIT)	6,090	368,993
Education Realty Trust, Inc. (REIT)	27,051	278,084
Empire State Realty Trust, Inc. “A”, (REIT)	17,833	267,852
EPR Properties (REIT)	11,253	570,302
Equity One, Inc. (REIT)	11,944	258,349
Excel Trust, Inc. (REIT)	11,847	139,439
FelCor Lodging Trust, Inc. (REIT)	24,164	226,175
First Industrial Realty Trust, Inc. (REIT)	21,481	363,244
First Potomac Realty Trust (REIT)	11,433	134,338
Franklin Street Properties Corp. (REIT)	17,488	196,215
Getty Realty Corp. (REIT)	4,912	83,504
Gladstone Commercial Corp. (REIT)	4,113	69,880
Glimcher Realty Trust (REIT)	28,235	382,302
Government Properties Income Trust (REIT)	13,234	289,957
Gramercy Property Trust, Inc. (REIT)	22,892	131,858
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,134	57,132
Hatteras Financial Corp. (REIT)	18,775	337,199
Healthcare Realty Trust, Inc. (REIT)	18,683	442,413
Hersha Hospitality Trust (REIT)	39,035	248,653
Highwoods Properties, Inc. (REIT)	17,760	690,864
Hudson Pacific Properties, Inc. (REIT)	10,679	263,344
Inland Real Estate Corp. (REIT)	16,978	168,252
Invesco Mortgage Capital (REIT)	23,939	376,321
Investors Real Estate Trust (REIT) (a)	22,633	174,274
iStar Financial, Inc. (REIT)*	16,510	222,885
Kite Realty Group Trust (REIT)	6,398	155,088
LaSalle Hotel Properties (REIT)	20,506	702,125
Lexington Realty Trust (REIT)	40,009	391,688
LTC Properties, Inc. (REIT)	6,774	249,893
Mack-Cali Realty Corp. (REIT)	17,740	339,011
Medical Properties Trust, Inc. (REIT)	34,276	420,224
Monmouth Real Estate Investment Corp. (REIT)	10,779	109,084
National Health Investors, Inc. (REIT)	6,428	367,296
New Residential Investment Corp. (REIT)	56,372	328,649
New York Mortgage Trust, Inc. (REIT) (a)	17,641	127,544
New York REIT, Inc. (REIT) (a)	31,508	323,902
One Liberty Properties, Inc. (REIT)	2,456	49,685
Owens Realty Mortgage, Inc. (REIT)	2,092	29,811
Parkway Properties, Inc. (REIT)	15,771	296,179
Pebblebrook Hotel Trust (REIT)	13,373	499,348
Pennsylvania Real Estate Investment Trust (REIT)	13,376	266,717
PennyMac Mortgage Investment Trust (REIT)	14,810	317,378
Physicians Realty Trust (REIT)	9,686	132,892
Potlatch Corp. (REIT)	7,898	317,579
PS Business Parks, Inc. (REIT)	3,784	288,114
QTS Realty Trust, Inc. “A”, (REIT)	2,332	70,776
RAIT Financial Trust (REIT) (a)	16,013	118,977
Ramco-Gershenson Properties Trust (REIT)	15,006	243,848
Redwood Trust, Inc. (REIT) (a)	16,670	276,389
Resource Capital Corp. (REIT)	25,191	122,680
Retail Opportunity Investments Corp. (REIT) (a)	17,499	257,235
Rexford Industrial Realty, Inc. (REIT)	8,920	123,453
RLJ Lodging Trust (REIT)	25,775	733,814
Rouse Properties, Inc. (REIT) (a)	7,227	116,861
Ryman Hospitality Properties, Inc. (REIT) (a)	8,450	399,685
Sabra Health Care REIT, Inc. (REIT)	9,195	223,622
Saul Centers, Inc. (REIT)	1,894	88,526
Select Income REIT (REIT)	7,160	172,198
Silver Bay Realty Trust Corp. (REIT)	7,480	121,251
Sovran Self Storage, Inc. (REIT)	6,416	477,094
STAG Industrial, Inc. (REIT)	9,663	200,121
Starwood Waypoint Residential Trust (REIT)	7,609	197,910
Strategic Hotels & Resorts, Inc. (REIT)*	48,865	569,277
Summit Hotel Properties, Inc. (REIT)	16,754	180,608
Sun Communities, Inc. (REIT) (a)	9,314	470,357
Sunstone Hotel Investors, Inc. (REIT)	40,632	561,534
Terreno Realty Corp. (REIT)	6,439	121,246
The Geo Group, Inc. (REIT)	14,363	548,954
Trade Street Residential, Inc. (REIT)	3,615	25,811
UMH Properties, Inc. (REIT)	3,746	35,587
Universal Health Realty Income Trust (REIT)	2,361	98,406
Urstadt Biddle Properties “A”, (REIT)	4,855	98,557
Washington Real Estate Investment Trust (REIT)	12,965	329,052
Western Asset Mortgage Capital Corp. (REIT)	8,065	119,201
Whitestone REIT (REIT)	4,364	60,834

		27,528,646
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	9,723	349,736
Altisource Asset Management Corp.*	274	184,953
Altisource Portfolio Solutions SA*	2,838	286,070
AV Homes, Inc.*	2,197	32,186
Consolidated-Tomoka Land Co.	834	40,924
Forestar Group, Inc.*	6,794	120,390
Kennedy-Wilson Holdings, Inc.	14,339	343,562
RE/MAX Holdings, Inc. “A”	2,072	61,601
Tejon Ranch Co.*	2,635	73,885
The St. Joe Co.* (a)	12,293	245,000

		1,738,307
Thrifts & Mortgage Finance 1.8%
Astoria Financial Corp.	16,856	208,846
Bank Mutual Corp.	9,229	59,158
BankFinancial Corp.	3,620	37,576
BBX Capital Corp. “A”*	1,672	29,143
Beneficial Mutual Bancorp., Inc.*	5,702	72,872
Berkshire Hills Bancorp., Inc.	4,892	114,913
BofI Holding, Inc.*	2,762	200,825
Brookline Bancorp., Inc.	13,897	118,819
Capitol Federal Financial, Inc.	27,854	329,234
Charter Financial Corp.	3,569	38,188
Clifton Bancorp., Inc.	5,150	64,839
Dime Community Bancshares	6,345	91,368
ESB Financial Corp.	2,580	30,134
Essent Group Ltd.*	8,105	173,528
EverBank Financial Corp. (a)	17,727	313,059
Federal Agricultural Mortgage Corp. “C”	2,041	65,598
First Defiance Financial Corp.	1,910	51,589
First Financial Northwest, Inc.	2,737	27,945
Flagstar Bancorp., Inc.*	3,943	66,361
Fox Chase Bancorp.	2,343	38,214
Franklin Financial Corp.*	1,881	35,005
Home Loan Servicing Solutions Ltd. (a)	13,818	292,803
HomeStreet, Inc.	2,891	49,407
Kearny Financial Corp.*	2,719	36,244
Ladder Capital Corp. “A”*	2,904	54,886
Meridian Bancorp., Inc.*	4,025	42,504
Meta Financial Group, Inc.	1,220	43,017
MGIC Investment Corp.* (a)	66,990	523,192
NMI Holdings, Inc. “A”*	9,831	85,038
Northfield Bancorp., Inc.	10,421	141,934
Northwest Bancshares, Inc.	19,247	232,889
OceanFirst Financial Corp.	2,591	41,223
Oritani Financial Corp.	8,840	124,556
PennyMac Financial Services, Inc. “A”*	2,540	37,211
Provident Financial Services, Inc.	11,731	192,036
Radian Group, Inc. (a)	37,161	529,916
Stonegate Mortgage Corp.*	2,784	36,164
Territorial Bancorp., Inc.	1,701	34,513
Tree.com, Inc.*	1,211	43,463
TrustCo Bank Corp.	18,324	118,007
United Community Financial Corp.	9,557	44,727
United Financial Bancorp., Inc.	10,331	131,100
Walker & Dunlop, Inc.*	3,605	47,910
Washington Federal, Inc.	20,196	411,191
Waterstone Financial, Inc.	6,693	77,304
WSFS Financial Corp.	1,735	124,243

		5,662,692
Health Care 13.2%
Biotechnology 4.8%
ACADIA Pharmaceuticals, Inc.* (a)	15,333	379,645
Acceleron Pharma, Inc.* (a)	3,201	96,798
Achillion Pharmaceuticals, Inc.*	18,797	187,594
Acorda Therapeutics, Inc.*	8,090	274,089
Actinium Pharmaceuticals, Inc.*	3,857	25,842
Adamas Pharmaceuticals, Inc.*	570	10,613
Aegerion Pharmaceuticals, Inc.*	5,724	191,067
Agenus, Inc.*	12,111	37,665
Agios Pharmaceuticals, Inc.* (a)	2,640	161,964
Akebia Therapeutics, Inc.*	1,525	33,748
Alder Biopharmaceuticals, Inc.*	1,557	19,743
AMAG Pharmaceuticals, Inc.* (a)	4,200	134,022
Anacor Pharmaceuticals, Inc.* (a)	6,410	156,853
Applied Genetic Technologies Corp/DE*	944	17,568
Ardelyx, Inc.*	1,194	16,967
Arena Pharmaceuticals, Inc.* (a)	42,740	179,081
ARIAD Pharmaceuticals, Inc.* (a)	32,075	173,205
Array BioPharma, Inc.* (a)	24,700	88,179
Arrowhead Research Corp.* (a)	10,093	149,074
Auspex Pharmaceuticals, Inc.*	1,897	48,696
Avalanche Biotechnologies, Inc.*	1,440	49,234
BioCryst Pharmaceuticals, Inc.* (a)	13,633	133,331
BioSpecifics Technologies Corp.*	710	25,063
BioTime, Inc.* (a)	10,140	31,840
Bluebird Bio, Inc.* (a)	4,221	151,449
Cara Therapeutics, Inc.*	1,049	8,801
Celldex Therapeutics, Inc.* (a)	17,386	225,323
Cellular Dynamics International, Inc.*	1,890	13,287
Cepheid, Inc.* (a)	13,797	607,482
ChemoCentryx, Inc.*	5,407	24,332
Chimerix, Inc.*	5,245	144,867
Clovis Oncology, Inc.* (a)	4,801	217,773
CTI BioPharma Corp.* (a)	26,505	64,142
Cytokinetics, Inc.*	6,697	23,573
Cytori Therapeutics, Inc.* (a)	12,909	8,726
CytRx Corp.* (a)	10,858	27,579
Dendreon Corp.* (a)	30,641	44,123
Dicerna Pharmaceuticals, Inc.*	694	8,835
Durata Therapeutics, Inc.* (a)	3,024	38,344
Dyax Corp.*	26,423	267,401
Dynavax Technologies Corp.*	52,066	74,454
Eleven Biotherapeutics, Inc.*	893	9,948
Emergent Biosolutions, Inc.*	5,686	121,169
Enanta Pharmaceuticals, Inc.*	2,012	79,615
Epizyme, Inc.* (a)	2,492	67,558
Esperion Therapeutics, Inc.*	847	20,718
Exact Sciences Corp.* (a)	16,114	312,289
Exelixis, Inc.* (a)	37,891	57,973
Five Prime Therapeutics, Inc.*	3,355	39,354
Flexion Therapeutics, Inc.*	936	17,091
Foundation Medicine, Inc.* (a)	2,717	51,514
Galectin Therapeutics, Inc.* (a)	3,506	17,635
Galena Biopharma, Inc.* (a)	22,966	47,310
Genocea Biosciences, Inc.*	760	6,878
Genomic Health, Inc.* (a)	3,295	93,281
Geron Corp.* (a)	30,885	61,770
Halozyme Therapeutics, Inc.* (a)	20,121	183,101
Heron Therapeutics, Inc.*	5,221	43,491
Hyperion Therapeutics, Inc.*	2,650	66,833
Idera Pharmaceuticals, Inc.*	11,720	26,839
Immune Design Corp.*	1,431	25,271
ImmunoGen, Inc.* (a)	16,701	176,864
Immunomedics, Inc.* (a)	16,110	59,929
Infinity Pharmaceuticals, Inc.*	9,523	127,799
Inovio Pharmaceuticals, Inc.* (a)	11,705	115,294
Insmed, Inc.*	9,621	125,554
Insys Therapeutics, Inc.* (a)	1,944	75,388
Intrexon Corp.* (a)	6,934	128,834
Ironwood Pharmaceuticals, Inc.*	23,251	301,217
Isis Pharmaceuticals, Inc.* (a)	23,146	898,759
Karyopharm Therapeutics, Inc.* (a)	2,729	95,351
Keryx Biopharmaceuticals, Inc.* (a)	17,793	244,654
Kindred Biosciences, Inc.*	2,101	19,434
Kite Pharma, Inc.*	1,847	52,640
KYTHERA Biopharmaceuticals, Inc.*	3,386	110,925
Lexicon Pharmaceuticals, Inc.*	43,845	61,821
Ligand Pharmaceuticals, Inc.*	4,033	189,511
Loxo Oncology, Inc.*	1,045	13,721
MacroGenics, Inc.*	3,888	81,259
MannKind Corp.* (a)	44,364	262,191
Merrimack Pharmaceuticals, Inc.* (a)	18,918	166,100
MiMedx Group, Inc.* (a)	18,050	128,697
Mirati Therapeutics, Inc.*	1,396	24,444
Momenta Pharmaceuticals, Inc.*	9,362	106,165
NanoViricides, Inc.* (a)	7,800	23,400
Navidea Biopharmaceuticals, Inc.*	29,339	38,727
NeoStem, Inc.* (a)	4,610	25,493
Neuralstem, Inc.* (a)	13,383	43,896
Neurocrine Biosciences, Inc.*	15,628	244,891
NewLink Genetics Corp.* (a)	3,853	82,531
Northwest Biotherapeutics, Inc.* (a)	6,915	34,782
Novavax, Inc.* (a)	46,155	192,466
NPS Pharmaceuticals, Inc.*	21,013	546,338
Ohr Pharmaceutical, Inc.* (a)	4,093	29,674
OncoMed Pharmaceuticals, Inc.*	2,460	46,568
Oncothyreon, Inc.*	18,075	34,704
Ophthotech Corp.* (a)	2,700	105,111
Opko Health, Inc.* (a)	38,344	326,307
Orexigen Therapeutics, Inc.* (a)	25,207	107,382
Organovo Holdings, Inc.* (a)	12,162	77,472
Osiris Therapeutics, Inc.*	3,693	46,495
Otonomy, Inc.*	1,548	37,152
OvaScience, Inc.*	2,845	47,227
PDL BioPharma, Inc. (a)	31,252	233,452
Peregrine Pharmaceuticals, Inc.* (a)	34,539	46,973
Portola Pharmaceuticals, Inc.*	7,177	181,435
Progenics Pharmaceuticals, Inc.*	13,460	69,857
Prothena Corp. PLC*	5,360	118,778
PTC Therapeutics, Inc.*	4,321	190,167
Puma Biotechnology, Inc.*	4,564	1,088,834
Radius Health, Inc.*	1,432	30,072
Raptor Pharmaceutical Corp.* (a)	12,196	116,960
Receptos, Inc.*	3,593	223,161
Regado Biosciences, Inc.*	3,008	3,399
Regulus Therapeutics, Inc.*	2,675	18,270
Repligen Corp.*	6,221	123,860
Retrophin, Inc.*	4,080	36,802
Rigel Pharmaceuticals, Inc.*	16,634	32,270
Sage Therapeutics, Inc.*	1,243	39,155
Sangamo BioSciences, Inc.*	13,135	141,661
Sarepta Therapeutics, Inc.* (a)	7,915	167,007
Spectrum Pharmaceuticals, Inc.* (a)	12,877	104,819
Stemline Therapeutics, Inc.* (a)	2,250	28,035
Sunesis Pharmaceuticals, Inc.*	9,629	68,751
Synageva BioPharma Corp.* (a)	4,172	286,950
Synergy Pharmaceuticals, Inc.* (a)	18,247	50,818
Synta Pharmaceuticals Corp.*	14,916	44,897
T2 Biosystems, Inc.*	1,352	24,458
TESARO, Inc.*	3,751	100,977
TG Therapeutics, Inc.*	4,570	48,762
Threshold Pharmaceuticals, Inc.* (a)	10,187	36,775
Ultragenyx Pharmaceutical, Inc.*	1,451	82,127
Vanda Pharmaceuticals, Inc.* (a)	6,497	67,439
Verastem, Inc.*	4,083	34,787
Versartis, Inc.*	1,349	25,618
Vital Therapies, Inc.*	1,007	20,553
Xencor, Inc.*	2,959	27,548
XOMA Corp.*	16,323	68,720
Zafgen, Inc.*	1,634	32,108
ZIOPHARM Oncology, Inc.* (a)	15,684	41,406

		15,636,838
Health Care Equipment & Supplies 3.1%
Abaxis, Inc. (a)	4,394	222,820
ABIOMED, Inc.* (a)	7,740	192,184
Accuray, Inc.* (a)	14,932	108,406
Analogic Corp.	2,414	154,399
AngioDynamics, Inc.*	4,841	66,419
Anika Therapeutics, Inc.*	2,806	102,868
Antares Pharma, Inc.* (a)	22,505	41,184
AtriCure, Inc.*	5,331	78,472
Atrion Corp.	299	91,198
Cantel Medical Corp.	6,590	226,564
Cardiovascular Systems, Inc.*	5,380	127,129
Cerus Corp.* (a)	13,851	55,543
CONMED Corp.	5,294	195,031
CryoLife, Inc.	5,363	52,933
Cyberonics, Inc.*	5,220	267,055
Cynosure, Inc. “A”*	4,342	91,182
Derma Sciences, Inc.*	4,404	36,685
Dexcom, Inc.*	14,806	592,092
Endologix, Inc.*	12,452	131,991
Exactech, Inc.*	1,915	43,834
Genmark Diagnostics, Inc.*	8,094	72,603
Globus Medical, Inc. “A”*	12,794	251,658
Greatbatch, Inc.*	4,868	207,425
Haemonetics Corp.*	10,385	362,644
HeartWare International, Inc.*	3,305	256,567
ICU Medical, Inc.*	2,609	167,446
Inogen, Inc.*	1,014	20,899
Insulet Corp.*	10,780	397,243
Integra LifeSciences Holdings*	4,854	240,953
Invacare Corp.	6,253	73,848
K2M Group Holdings, Inc.*	1,717	24,776
LDR Holding Corp.*	3,231	100,581
Masimo Corp.*	9,413	200,309
Meridian Bioscience, Inc. (a)	8,018	141,838
Merit Medical Systems, Inc.*	8,358	99,293
Natus Medical, Inc.*	6,252	184,497
Neogen Corp.*	7,352	290,404
NuVasive, Inc.*	9,321	325,023
NxStage Medical, Inc.*	11,965	157,100
Ocular Therapeutix, Inc.*	1,314	19,671
OraSure Technologies, Inc.*	10,878	78,539
Orthofix International NV*	3,549	109,877
Oxford Immunotec Global PLC*	2,529	38,618
PhotoMedex, Inc.* (a)	2,495	15,469
Quidel Corp.* (a)	5,588	150,150
Rockwell Medical, Inc.* (a)	8,048	73,559
Roka Bioscience, Inc.*	1,350	13,568
RTI Surgical, Inc.*	11,253	53,789
Spectranetics Corp.*	8,061	214,181
STAAR Surgical Co.*	7,505	79,778
STERIS Corp.	11,659	629,120
SurModics, Inc.*	2,670	48,487
Symmetry Medical, Inc.*	7,449	75,160
Tandem Diabetes Care, Inc.*	1,616	21,687
Thoratec Corp.*	11,049	295,340
Tornier NV*	6,915	165,269
TransEnterix, Inc.*	5,576	24,311
TriVascular Technologies, Inc.*	1,445	20,924
Unilife Corp.* (a)	23,780	54,575
Utah Medical Products, Inc.	730	35,595
Vascular Solutions, Inc.*	3,329	82,226
Veracyte, Inc.*	1,264	12,324
Volcano Corp.*	9,966	106,038
West Pharmaceutical Services, Inc.	13,961	624,894
Wright Medical Group, Inc.*	9,709	294,183
Zeltiq Aesthetics, Inc.* (a)	5,657	128,018

		9,918,446
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	8,472	410,892
Addus HomeCare Corp.*	1,228	24,069
Adeptus Health, Inc. “A”*	1,223	30,453
Air Methods Corp.* (a)	7,615	423,013
Alliance HealthCare Services, Inc.*	990	22,384
Almost Family, Inc.*	1,622	44,070
Amedisys, Inc.*	5,314	107,183
AMN Healthcare Services, Inc.*	9,140	143,498
AmSurg Corp.*	8,394	420,120
Bio-Reference Laboratories, Inc.* (a)	4,761	133,594
BioScrip, Inc.* (a)	13,310	91,972
BioTelemetry, Inc.*	5,136	34,463
Capital Senior Living Corp.*	5,705	121,117
Chemed Corp. (a)	3,411	350,992
CorVel Corp.*	2,154	73,344
Cross Country Healthcare, Inc.*	6,050	56,204
ExamWorks Group, Inc.*	6,748	220,997
Five Star Quality Care, Inc.*	8,102	30,544
Gentiva Health Services, Inc.*	6,069	101,838
Hanger, Inc.*	6,849	140,541
Healthequity, Inc.*	2,212	40,502
HealthSouth Corp.	17,383	641,433
Healthways, Inc.* (a)	6,111	97,898
IPC The Hospitalist Co., Inc.*	3,332	149,240
Kindred Healthcare, Inc.	12,507	242,636
Landauer, Inc.	1,884	62,191
LHC Group, Inc.*	2,392	55,494
Magellan Health, Inc.*	5,520	302,110
Molina Healthcare, Inc.* (a)	5,873	248,428
MWI Veterinary Supply, Inc.*	2,501	371,148
National Healthcare Corp.	2,000	111,020
National Research Corp. “A”*	1,954	25,421
Owens & Minor, Inc. (a)	12,538	410,494
PharMerica Corp.*	5,833	142,500
Providence Service Corp.*	2,242	108,468
RadNet, Inc.*	6,359	42,097
Select Medical Holdings Corp.	15,311	184,191
Skilled Healthcare Group, Inc. “A”*	4,552	30,043
Surgical Care Affiliates, Inc.*	2,443	65,301
Team Health Holdings, Inc.*	13,815	801,132
The Ensign Group, Inc.	3,886	135,233
Triple-S Management Corp. “B”*	4,884	97,192
Trupanion, Inc.*	2,012	17,102
U.S. Physical Therapy, Inc.	2,392	84,653
Universal American Corp.*	8,204	65,960
WellCare Health Plans, Inc.*	8,682	523,872

		8,037,047
Health Care Technology 0.5%
Castlight Health, Inc. “B”*	2,519	32,596
Computer Programs & Systems, Inc.	2,181	125,386
HealthStream, Inc.*	4,118	98,873
HMS Holdings Corp.*	17,056	321,505
Imprivata, Inc.*	1,333	20,688
MedAssets, Inc.*	11,867	245,884
Medidata Solutions, Inc.*	10,728	475,143
Merge Healthcare, Inc.*	13,434	29,555
Omnicell, Inc.*	7,121	194,617
Quality Systems, Inc.	9,697	133,528
Vocera Communications, Inc.*	4,423	35,694

		1,713,469
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,416	94,856
Affymetrix, Inc.* (a)	14,202	113,332
Albany Molecular Research, Inc.*	4,630	102,184
Cambrex Corp.*	5,905	110,305
Enzo Biochem, Inc.*	6,647	34,232
Fluidigm Corp.*	5,460	133,770
Luminex Corp.*	7,294	142,233
NanoString Technologies, Inc.*	1,956	21,399
Pacific Biosciences of California, Inc.*	10,985	53,936
PAREXEL International Corp.*	11,064	698,028
Sequenom, Inc.* (a)	22,778	67,651

		1,571,926
Pharmaceuticals 1.8%
AcelRx Pharmaceuticals, Inc.* (a)	4,914	26,978
Achaogen, Inc.*	1,343	12,033
Aerie Pharmaceuticals, Inc.* (a)	2,045	42,311
Akorn, Inc.* (a)	12,128	439,883
Alimera Sciences, Inc.*	5,299	28,721
Amphastar Pharmaceuticals, Inc.*	2,048	23,859
Ampio Pharmaceuticals, Inc.* (a)	7,774	27,442
ANI Pharmaceuticals, Inc.*	1,338	37,839
Aratana Therapeutics, Inc.*	5,921	59,447
Auxilium Pharmaceuticals, Inc.*	9,781	291,963
AVANIR Pharmaceuticals, Inc.*	33,782	402,681
Bio-Path Holdings, Inc.*	14,277	28,697
BioDelivery Sciences International, Inc.*	8,143	139,164
Catalent, Inc.*	9,862	246,846
Cempra, Inc.*	4,452	48,794
Corcept Therapeutics, Inc.*	10,604	28,419
DepoMed, Inc.*	11,180	169,824
Egalet Corp.*	772	4,400
Endocyte, Inc.* (a)	7,333	44,585
Furiex Pharmaceuticals, Inc.*	1,386	13,541
Horizon Pharma PLC* (a)	12,663	155,502
Impax Laboratories, Inc.*	13,645	323,523
Intersect ENT, Inc.*	1,399	21,685
Intra-Cellular Therapies, Inc.*	3,326	45,599
Lannett Co., Inc.*	5,004	228,583
Medicines Co.*	12,678	282,973
Nektar Therapeutics*	24,705	298,189
Omeros Corp.* (a)	6,653	84,626
Omthera Pharmaceutical, Inc.*	1,167	700
Pacira Pharmaceuticals, Inc.*	7,032	681,541
Pain Therapeutics, Inc.*	7,403	28,946
Pernix Therapeutics Holdings, Inc.*	6,472	49,705
Phibro Animal Health Corp. “A”	2,854	63,958
POZEN, Inc.	5,177	37,999
Prestige Brands Holdings, Inc.*	10,067	325,869
Relypsa, Inc.*	3,289	69,365
Repros Therapeutics, Inc.*	4,558	45,124
Revance Therapeutics, Inc.*	1,819	35,161
Sagent Pharmaceuticals, Inc.*	4,257	132,393
Sciclone Pharmaceuticals, Inc.*	9,912	68,294
Sucampo Pharmaceuticals, Inc. “A”*	3,468	22,542
Supernus Pharmaceuticals, Inc.*	5,699	49,524
Tetraphase Pharmaceuticals, Inc.*	4,290	85,585
TherapeuticsMD, Inc.* (a)	21,640	100,410
Theravance Biopharma, Inc.* (a)	4,578	105,523
Theravance, Inc. (a)	16,022	273,816
VIVUS, Inc.* (a)	17,499	67,546
XenoPort, Inc.*	11,393	61,294
Zogenix, Inc.*	23,907	27,493
ZS Pharma, Inc.*	1,425	55,903

		5,946,798
Industrials 13.5%
Aerospace & Defense 1.7%
AAR Corp.	7,695	185,834
Aerovironment, Inc.*	3,693	111,049
American Science & Engineering, Inc.	1,530	84,731
Astronics Corp.*	3,053	145,567
Astronics Corp. “B”*	611	29,003
Cubic Corp.	4,029	188,557
Curtiss-Wright Corp.	9,538	628,745
DigitalGlobe, Inc.*	14,678	418,323
Ducommun, Inc.*	2,110	57,835
Engility Holdings, Inc.*	3,415	106,446
Erickson, Inc.* (a)	1,178	15,302
Esterline Technologies Corp.*	6,270	697,663
GenCorp, Inc.* (a)	11,636	185,827
HEICO Corp.	13,180	615,506
Kratos Defense & Security Solutions, Inc.*	8,744	57,361
LMI Aerospace, Inc.*	2,178	27,878
Moog, Inc. “A”*	8,785	600,894
National Presto Industries, Inc. (a)	939	57,007
Orbital Sciences Corp.*	11,782	327,540
SIFCO Industries, Inc.	492	14,809
Sparton Corp.*	1,924	47,427
Taser International, Inc.*	10,562	163,077
Teledyne Technologies, Inc.*	7,296	685,897
The Keyw Holding Corp.* (a)	6,335	70,128

		5,522,406
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	10,114	73,630
Atlas Air Worldwide Holdings, Inc.*	4,908	162,062
Echo Global Logistics, Inc.*	4,568	107,577
Forward Air Corp.	6,098	273,373
Hub Group, Inc. “A”*	7,372	298,787
Park-Ohio Holdings Corp.	1,706	81,649
Uti Worldwide, Inc.*	17,800	189,214
XPO Logistics, Inc.* (a)	10,217	384,874

		1,571,166
Airlines 0.3%
Allegiant Travel Co.	2,768	342,291
Hawaiian Holdings, Inc.* (a)	8,767	117,916
JetBlue Airways Corp.* (a)	48,364	513,626
Republic Airways Holdings, Inc.*	9,661	107,334
SkyWest, Inc.	9,939	77,325

		1,158,492
Building Products 0.7%
AAON, Inc.	8,217	139,771
Advanced Drainage Systems, Inc.*	3,129	65,552
American Woodmark Corp.*	2,394	88,243
Apogee Enterprises, Inc.	5,688	226,382
Builders FirstSource, Inc.*	8,839	48,173
Continental Building Products, Inc.*	2,280	33,288
Gibraltar Industries, Inc.*	5,998	82,113
Griffon Corp.	7,751	88,284
Insteel Industries, Inc.	3,512	72,207
Masonite International Corp.*	5,885	325,911
NCI Building Systems, Inc.*	5,459	105,905
Norcraft Companies, Inc.*	1,447	23,080
Nortek, Inc.*	1,767	131,641
Patrick Industries, Inc.*	1,585	67,141
PGT, Inc.*	9,190	85,651
Ply Gem Holdings, Inc.*	4,156	45,051
Quanex Building Products Corp.	7,368	133,287
Simpson Manufacturing Co., Inc.	8,429	245,705
Trex Co., Inc.* (a)	6,536	225,949
Universal Forest Products, Inc.	3,899	166,526

		2,399,860
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	10,869	279,225
Acco Brands Corp.*	22,128	152,683
ARC Document Solutions, Inc.*	8,003	64,824
Brady Corp. “A”	9,335	209,477
Casella Waste Systems, Inc. “A”*	7,335	28,240
CECO Environmental Corp. (a)	4,093	54,846
Cenveo, Inc.*	10,795	26,664
Civeo Corp.	18,265	212,057
Deluxe Corp.	9,897	545,919
Ennis, Inc.	4,996	65,797
G&K Services, Inc. “A”	3,882	214,985
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	13,978	399,911
Heritage-Crystal Clean, Inc.*	1,841	27,357
Herman Miller, Inc.	11,844	353,544
HNI Corp.	9,060	326,069
Innerworkings, Inc.*	6,828	55,239
Interface, Inc.	13,486	217,664
Kimball International, Inc. “B”	6,646	100,022
Knoll, Inc.	9,862	170,711
Matthews International Corp. “A”	5,805	254,761
McGrath RentCorp.	5,262	179,960
Mobile Mini, Inc.	9,088	317,807
MSA Safety, Inc.	5,923	292,596
Multi-Color Corp.	2,432	110,607
NL Industries, Inc.	1,487	10,944
Performant Financial Corp.*	5,793	46,808
Quad Graphics, Inc.	5,376	103,488
Quest Resource Holding Corp.*	2,476	4,259
SP Plus Corp.*	3,025	57,354
Steelcase, Inc. “A”	16,081	260,351
Team, Inc.*	3,977	150,768
Tetra Tech, Inc.	12,638	315,697
The Brink’s Co.	9,425	226,577
U.S. Ecology, Inc.	4,184	195,644
UniFirst Corp.	2,963	286,196
United Stationers, Inc. (a)	7,913	297,292
Viad Corp.	4,018	82,972
West Corp.	7,796	229,670

		6,928,985
Construction & Engineering 0.8%
Aegion Corp.*	7,386	164,339
Ameresco, Inc. “A”*	4,004	27,427
Argan, Inc.	2,434	81,247
Comfort Systems U.S.A., Inc.	7,422	100,568
Dycom Industries, Inc.*	6,848	210,302
EMCOR Group, Inc.	13,384	534,825
Furmanite Corp.*	7,367	49,801
Granite Construction, Inc.	7,601	241,788
Great Lakes Dredge & Dock Co.*	11,734	72,516
Layne Christensen Co.* (a)	3,824	37,131
MasTec, Inc.* (a)	12,713	389,272
MYR Group, Inc.*	4,118	99,161
Northwest Pipe Co.*	1,848	63,017
Orion Marine Group, Inc.*	5,326	53,153
Pike Corp.*	5,509	65,502
Primoris Services Corp.	7,384	198,187
Sterling Construction Co., Inc.*	3,588	27,520
Tutor Perini Corp.*	7,576	200,006

		2,615,762
Electrical Equipment 1.0%
AZZ, Inc.	5,182	216,452
Capstone Turbine Corp.* (a)	63,983	68,462
Encore Wire Corp.	4,031	149,510
EnerSys (a)	9,280	544,179
Enphase Energy, Inc.* (a)	3,563	53,409
Franklin Electric Co., Inc.	9,283	322,491
FuelCell Energy, Inc.* (a)	47,402	99,070
Generac Holdings, Inc.* (a)	13,604	551,506
General Cable Corp. (a)	9,466	142,747
Global Power Equipment Group, Inc.	3,325	49,543
GrafTech International Ltd.*	22,868	104,735
LSI Industries, Inc.	4,146	25,166
Plug Power, Inc.* (a)	32,507	149,207
Polypore International, Inc.* (a)	8,993	349,918
Powell Industries, Inc.	1,803	73,671
Power Solutions International, Inc.*	873	60,237
PowerSecure International, Inc.*	4,222	40,447
Preformed Line Products Co.	538	28,385
Revolution Lighting Technologies, Inc.*	5,894	9,902
TCP International Holdings Ltd.*	1,401	10,676
Thermon Group Holdings, Inc.* (a)	6,213	151,722
Vicor Corp.*	3,198	30,061

		3,231,496
Industrial Conglomerates 0.1%
Raven Industries, Inc. (a)	7,441	181,560
Machinery 3.1%
Accuride Corp.*	7,320	27,743
Actuant Corp. “A”	14,109	430,607
Alamo Group, Inc.	1,382	56,662
Albany International Corp. “A”	5,482	186,607
Altra Industrial Motion Corp.	5,237	152,711
American Railcar Industries, Inc. (a)	1,840	136,013
ARC Group Worldwide, Inc.*	597	9,325
Astec Industries, Inc.	3,674	133,991
Barnes Group, Inc.	10,550	320,192
Blount International, Inc.*	9,594	145,157
Briggs & Stratton Corp. (a)	9,101	164,000
Chart Industries, Inc.* (a)	5,928	362,379
CIRCOR International, Inc.	3,436	231,346
CLARCOR, Inc.	9,951	627,709
Columbus McKinnon Corp.	3,865	84,991
Commercial Vehicle Group, Inc.*	5,156	31,864
Douglas Dynamics, Inc.	4,336	84,552
Dynamic Materials Corp.	2,690	51,245
Energy Recovery, Inc.* (a)	7,497	26,539
EnPro Industries, Inc.*	4,420	267,543
ESCO Technologies, Inc.	5,169	179,778
Federal Signal Corp.	12,236	162,005
FreightCar America, Inc.	2,326	77,456
Global Brass & Copper Holdings, Inc.	4,160	61,027
Gorman-Rupp Co.	3,668	110,187
Graham Corp.	1,988	57,155
Greenbrier Companies, Inc. (a)	5,368	393,904
Harsco Corp.	16,224	347,356
Hillenbrand, Inc.	12,685	391,840
Hurco Companies, Inc.	1,216	45,795
Hyster-Yale Materials Handling, Inc.	2,000	143,240
John Bean Technologies Corp.	5,672	159,553
Kadant, Inc.	2,148	83,879
L.B. Foster Co. “A”	2,020	92,799
Lindsay Corp. (a)	2,502	187,024
Lydall, Inc.*	3,311	89,430
Manitex International, Inc.*	2,619	29,569
Meritor, Inc.*	19,039	206,573
Miller Industries, Inc.	2,128	35,963
Mueller Industries, Inc.	11,033	314,882
Mueller Water Products, Inc. “A”	31,012	256,779
NN, Inc.	3,454	92,291
Omega Flex, Inc.	496	9,652
Proto Labs, Inc.*	4,403	303,807
RBC Bearings, Inc.	4,525	256,567
Rexnord Corp.*	14,619	415,911
Standex International Corp.	2,486	184,312
Sun Hydraulics Corp.	4,333	162,877
Tennant Co.	3,717	249,374
The ExOne Co.* (a)	1,931	40,339
Titan International, Inc. (a)	8,576	101,368
TriMas Corp.*	8,800	214,104
Twin Disc, Inc.	1,624	43,783
Wabash National Corp.*	13,513	179,993
Watts Water Technologies, Inc. “A”	5,545	322,996
Woodward, Inc.	13,084	623,060
Xerium Technologies, Inc.*	2,169	31,689

		10,189,493
Marine 0.2%
Baltic Trading Ltd. (a)	9,583	39,674
International Shipholding Corp.	1,157	20,699
Knightsbridge Tankers Ltd.	6,532	57,808
Matson, Inc.	8,364	209,351
Navios Maritime Holdings, Inc.	15,444	92,664
Safe Bulkers, Inc.	7,578	50,469
Scorpio Bulkers, Inc.*	26,046	151,588
Ultrapetrol Bahamas Ltd.*	4,216	13,154

		635,407
Professional Services 1.3%
Acacia Research Corp. (a)	9,663	149,583
Barrett Business Services, Inc.	1,370	54,101
CBIZ, Inc.* (a)	8,090	63,668
CDI Corp.	2,751	39,945
Corporate Executive Board Co.	6,817	409,497
Corporate Resource Services, Inc.*	3,418	5,127
CRA International, Inc.*	1,907	48,495
Exponent, Inc.	2,552	180,886
Franklin Covey Co.*	2,133	41,786
FTI Consulting, Inc.*	7,948	277,862
GP Strategies Corp.*	2,883	82,800
Heidrick & Struggles International, Inc.	3,547	72,855
Hill International, Inc.*	6,938	27,752
Huron Consulting Group, Inc.*	4,582	279,365
ICF International, Inc.*	3,867	119,065
Insperity, Inc.	4,409	120,542
Kelly Services, Inc. “A”	5,359	83,976
Kforce, Inc.	5,372	105,130
Korn/Ferry International*	10,079	250,967
Mistras Group, Inc.*	3,217	65,627
Navigant Consulting, Inc.*	9,566	133,063
On Assignment, Inc.*	10,573	283,885
Paylocity Holding Corp.*	1,631	32,049
Pendrell Corp.*	32,569	43,642
Resources Connection, Inc.	7,548	105,219
RPX Corp.*	10,319	141,680
The Advisory Board Co.* (a)	7,305	340,340
TriNet Group, Inc.*	3,060	78,795
TrueBlue, Inc.*	8,044	203,191
VSE Corp.	790	38,726
WageWorks, Inc.*	6,831	311,015

		4,190,634
Road & Rail 0.7%
ArcBest Corp.	5,046	188,216
Celadon Group, Inc.	4,093	79,609
Heartland Express, Inc.	10,939	262,098
Knight Transportation, Inc.	11,653	319,176
Marten Transport Ltd.	4,675	83,262
P.A.M. Transportation Services, Inc.*	624	22,620
Patriot Transportation Holding, Inc.*	1,282	43,485
Quality Distribution, Inc.*	5,327	68,079
Roadrunner Transportation Systems, Inc.*	5,420	123,522
Saia, Inc.*	4,817	238,731
Swift Transportation Co.*	16,540	347,009
Universal Truckload Services, Inc.	1,276	30,943
USA Truck, Inc.*	1,217	21,334
Werner Enterprises, Inc. (a)	8,675	218,610
YRC Worldwide, Inc.*	6,082	123,586

		2,170,280
Trading Companies & Distributors 0.9%
Aceto Corp.	5,589	107,979
Aircastle Ltd.	12,572	205,678
Applied Industrial Technologies, Inc.	8,126	370,952
Beacon Roofing Supply, Inc.*	9,594	244,455
CAI International, Inc.*	3,405	65,887
DXP Enterprises, Inc.*	2,519	185,600
General Finance Corp.*	2,151	19,079
H&E Equipment Services, Inc.	6,085	245,104
Houston Wire & Cable Co.	3,424	41,020
Kaman Corp.	5,320	209,076
Rush Enterprises, Inc. “A”*	6,944	232,277
Stock Building Supply Holdings, Inc.*	2,835	44,538
TAL International Group, Inc.	6,614	272,827
Textainer Group Holdings Ltd.	4,200	130,704
Titan Machinery, Inc.* (a)	3,337	43,348
Watsco, Inc.	5,128	441,931

		2,860,455
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	10,202	177,515
Information Technology 17.5%
Communications Equipment 1.6%
ADTRAN, Inc.	10,976	225,337
Alliance Fiber Optic Products, Inc.	2,451	30,466
Applied Optoelectronics, Inc.*	2,876	46,304
Aruba Networks, Inc.*	20,772	448,260
Bel Fuse, Inc. “B”	1,950	48,243
Black Box Corp.	3,028	70,613
CalAmp Corp.*	6,991	123,181
Calix, Inc.*	8,184	78,321
Ciena Corp.* (a)	20,434	341,657
Clearfield, Inc.*	2,218	28,235
Comtech Telecommunications Corp.	2,981	110,744
Digi International, Inc.*	4,770	35,775
Emulex Corp.*	13,921	68,770
Extreme Networks, Inc.*	18,845	90,268
Finisar Corp.* (a)	18,843	313,359
Harmonic, Inc.*	18,436	116,884
Infinera Corp.* (a)	23,832	254,287
InterDigital, Inc.	7,870	313,383
Ixia*	11,202	102,386
KVH Industries, Inc.*	3,199	36,213
NETGEAR, Inc.*	7,100	221,875
NumereX Corp. “A”*	2,771	29,040
Oclaro, Inc.*	18,214	26,046
Oplink Communications, Inc.	3,599	60,535
ParkerVision, Inc.* (a)	19,677	22,432
Plantronics, Inc.	8,483	405,318
Polycom, Inc.*	27,657	339,766
Procera Networks, Inc.* (a)	4,029	38,598
Ruckus Wireless, Inc.*	12,615	168,536
ShoreTel, Inc.*	12,169	80,924
Sonus Networks, Inc.*	47,824	163,558
TESSCO Technologies, Inc.	1,122	32,527
Ubiquiti Networks, Inc.* (a)	5,781	216,961
ViaSat, Inc.*	8,210	452,535

		5,141,337
Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	2,773	32,527
Anixter International, Inc.	5,390	457,288
Badger Meter, Inc.	2,811	141,815
Belden, Inc.	8,700	556,974
Benchmark Electronics, Inc.*	10,489	232,961
Checkpoint Systems, Inc.*	8,143	99,589
Cognex Corp.*	17,112	689,100
Coherent, Inc.*	4,851	297,706
Control4 Corp.*	2,225	28,769
CTS Corp.	6,500	103,285
CUI Global, Inc.*	4,014	29,061
Daktronics, Inc.	7,376	90,651
DTS, Inc.*	3,305	83,451
Electro Rent Corp.	3,196	44,009
Electro Scientific Industries, Inc.	4,754	32,280
Fabrinet*	6,832	99,747
FARO Technologies, Inc.*	3,354	170,215
FEI Co.	8,337	628,777
GSI Group, Inc.*	5,981	68,722
II-VI, Inc.*	10,228	120,384
Insight Enterprises, Inc.*	7,964	180,225
InvenSense, Inc.* (a)	13,829	272,846
Itron, Inc.*	7,651	300,761
KEMET Corp.*	8,719	35,922
Littelfuse, Inc.	4,486	382,117
Maxwell Technologies, Inc.*	5,735	50,009
Measurement Specialties, Inc.*	3,106	265,905
Mercury Systems, Inc.*	6,388	70,332
Mesa Laboratories, Inc.	543	31,375
Methode Electronics, Inc.	7,403	272,949
MTS Systems Corp. (a)	2,947	201,162
Multi-Fineline Electronix, Inc.*	1,850	17,298
Newport Corp.*	7,784	137,932
OSI Systems, Inc.*	3,880	246,302
Park Electrochemical Corp.	4,037	95,071
PC Connection, Inc.	1,942	41,695
Plexus Corp.*	6,600	243,738
RealD, Inc.*	7,754	72,655
Rofin-Sinar Technologies, Inc.*	5,455	125,792
Rogers Corp.*	3,526	193,084
Sanmina Corp.*	16,432	342,772
ScanSource, Inc.*	5,550	191,974
Speed Commerce, Inc.*	9,156	25,179
SYNNEX Corp.*	5,545	358,373
TTM Technologies, Inc.*	10,487	71,416
Universal Display Corp.* (a)	7,888	257,464
Viasystems Group, Inc.*	1,008	15,826
Vishay Precision Group, Inc.*	2,557	38,202

		8,545,687
Internet Software & Services 2.5%
Aerohive Networks, Inc.*	1,864	14,949
Amber Road, Inc.*	1,738	30,137
Angie’s List, Inc.* (a)	8,406	53,546
Bankrate, Inc.*	13,045	148,191
Bazaarvoice, Inc.*	9,731	71,912
Benefitfocus, Inc.* (a)	926	24,946
Blucora, Inc.*	8,229	125,410
Borderfree, Inc.*	1,165	15,029
Brightcove, Inc.*	6,255	34,903
Carbonite, Inc.*	3,452	35,349
Care.com, Inc.*	1,281	10,440
ChannelAdvisor Corp.*	4,029	66,076
comScore, Inc.*	6,747	245,658
Constant Contact, Inc.*	6,091	165,310
Conversant, Inc.* (a)	13,039	446,586
Cornerstone OnDemand, Inc.*	10,597	364,643
Cvent, Inc.*	3,492	88,592
Dealertrack Technologies, Inc.*	10,628	461,362
Demand Media, Inc.*	1,699	15,036
Demandware, Inc.* (a)	5,846	297,678
Dice Holdings, Inc.*	7,494	62,800
Digital River, Inc.*	6,367	92,449
E2open, Inc.*	4,517	42,053
EarthLink Holdings Corp. (a)	19,615	67,083
Endurance International Group Holdings, Inc.* (a)	5,870	95,505
Envestnet, Inc.*	6,878	309,510
Everyday Health, Inc.*	1,473	20,578
Five9, Inc.*	2,377	15,546
Global Eagle Entertainment, Inc.*	7,426	83,320
Gogo, Inc.* (a)	10,873	183,319
GrubHub, Inc.*	1,739	59,543
GTT Communications, Inc.*	2,743	32,669
Internap Network Services Corp.*	10,596	73,112
Intralinks Holdings, Inc.*	7,523	60,936
j2 Global, Inc. (a)	9,474	467,637
Limelight Networks, Inc.*	11,750	27,436
Liquidity Services, Inc.*	5,170	71,088
LivePerson, Inc.*	10,564	133,001
LogMeIn, Inc.*	4,726	217,727
Marchex, Inc. “B”	6,394	26,535
Marin Software, Inc.*	5,130	44,118
Marketo, Inc.*	4,990	161,177
Millennial Media, Inc.* (a)	14,672	27,290
Monster Worldwide, Inc.*	17,716	97,438
Move, Inc.*	7,708	161,560
NIC, Inc.	13,260	228,337
OPOWER, Inc.* (a)	1,514	28,554
Perficient, Inc.*	6,656	99,773
Q2 Holdings, Inc.*	1,927	26,978
QuinStreet, Inc.*	6,769	28,091
RealNetworks, Inc.*	4,458	30,983
Reis, Inc.	1,657	39,089
Rightside Group Ltd.*	1,699	16,565
Rocket Fuel, Inc.* (a)	3,571	56,422
SciQuest, Inc.*	5,297	79,667
Shutterstock, Inc.*	2,961	211,356
SPS Commerce, Inc.*	3,155	167,688
Stamps.com, Inc.*	2,741	87,054
TechTarget, Inc.*	3,233	27,771
Textura Corp.* (a)	3,628	95,779
Travelzoo, Inc.*	1,394	21,607
Tremor Video, Inc.*	6,913	16,176
TrueCar, Inc.* (a)	1,517	27,230
Trulia, Inc.* (a)	7,185	351,347
Unwired Planet, Inc.*	18,670	34,726
VistaPrint NV*	6,479	354,984
Web.com Group, Inc.*	10,078	201,157
WebMD Health Corp.*	7,539	315,206
Wix.com Ltd.*	2,699	43,859
XO Group, Inc.*	5,319	59,626
Xoom Corp.*	6,016	132,051
YuMe, Inc.*	3,539	17,695
Zix Corp.*	11,797	40,346

		8,189,300
IT Services 2.4%
Acxiom Corp.*	14,975	247,836
Blackhawk Network Holdings, Inc.* (a)	10,234	331,582
CACI International, Inc. “A”* (a)	4,555	324,635
Cardtronics, Inc.*	8,655	304,656
Cass Information Systems, Inc.	2,244	92,902
CIBER, Inc.*	15,290	52,445
Computer Task Group, Inc.	2,934	32,567
Convergys Corp.	20,364	362,887
CSG Systems International, Inc.	6,637	174,420
Datalink Corp.*	3,701	39,342
EPAM Systems, Inc.*	6,927	303,333
Euronet Worldwide, Inc.*	10,104	482,870
EVERTEC, Inc.	13,187	294,598
Exlservice Holdings, Inc.*	6,361	155,272
Forrester Research, Inc.	2,128	78,438
Global Cash Access Holdings, Inc.*	12,749	86,056
Heartland Payment Systems, Inc. (a)	6,974	332,799
Higher One Holdings Inc.*	6,225	15,376
iGATE Corp.*	7,157	262,805
Information Services Group, Inc.*	6,354	24,145
Lionbridge Technologies, Inc.*	12,581	56,615
Luxoft Holding, Inc.*	1,526	56,767
ManTech International Corp. “A”	4,615	124,374
MAXIMUS, Inc.	13,393	537,461
ModusLink Global Solutions, Inc.*	7,578	27,053
MoneyGram International, Inc.*	5,680	71,227
NeuStar, Inc. “A”* (a)	10,874	270,001
PRGX Global, Inc.*	5,691	33,349
Sapient Corp.*	22,308	312,312
Science Applications International Corp.	8,177	361,669
ServiceSource International, Inc.*	13,324	43,037
Sykes Enterprises, Inc.*	7,641	152,667
Syntel, Inc.*	3,020	265,579
TeleTech Holdings, Inc.*	3,414	83,916
The Hackett Group, Inc.	4,839	28,840
Unisys Corp.*	9,948	232,883
Virtusa Corp.*	5,060	179,934
WEX, Inc.*	7,635	842,293

		7,678,941
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.*	7,930	149,005
Alpha & Omega Semiconductor Ltd.*	4,209	39,565
Ambarella, Inc.* (a)	5,604	244,727
Amkor Technology, Inc.*	16,600	139,606
Applied Micro Circuits Corp.*	15,173	106,211
Audience, Inc.*	2,729	20,195
Axcelis Technologies, Inc.*	22,127	44,033
Brooks Automation, Inc.	12,919	135,779
Cabot Microelectronics Corp.*	4,694	194,566
Cascade Microtech, Inc.*	2,486	25,183
Cavium, Inc.*	10,492	521,767
CEVA, Inc.*	4,090	54,970
Cirrus Logic, Inc.* (a)	12,073	251,722
Cohu, Inc.	5,017	60,053
Cypress Semiconductor Corp. (a)	30,695	303,113
Diodes, Inc.*	7,086	169,497
DSP Group, Inc.*	4,315	38,274
Entegris, Inc.*	27,852	320,298
Entropic Communications, Inc.*	17,382	46,236
Exar Corp.*	7,632	68,306
Fairchild Semiconductor International, Inc.*	24,872	386,262
FormFactor, Inc.*	10,732	76,948
GT Advanced Technologies, Inc.* (a)	26,535	287,374
Inphi Corp.*	6,096	87,660
Integrated Device Technology, Inc.*	25,987	414,493
Integrated Silicon Solution, Inc.	5,853	80,420
International Rectifier Corp.*	13,907	545,711
Intersil Corp. “A”	25,669	364,756
IXYS Corp.	4,666	48,993
Kopin Corp.*	12,627	42,932
Lattice Semiconductor Corp.*	22,751	170,632
MA-COM Technology Solutions Holdings, Inc.*	2,340	51,106
MaxLinear, Inc. “A”*	5,421	37,296
Micrel, Inc.	8,694	104,589
Microsemi Corp.*	18,888	479,944
MKS Instruments, Inc.	10,420	347,820
Monolithic Power Systems, Inc.	7,730	340,506
Nanometrics, Inc.*	4,732	71,453
NVE Corp.*	927	59,829
OmniVision Technologies, Inc.*	10,928	289,155
PDF Solutions, Inc.*	5,940	74,903
Peregrine Semiconductor Corp.*	5,252	64,967
Pericom Semiconductor Corp.*	4,408	42,934
Photronics, Inc.*	12,135	97,687
PMC-Sierra, Inc.*	33,744	251,730
Power Integrations, Inc.	6,080	327,773
QuickLogic Corp.* (a)	10,734	32,095
Rambus, Inc.*	22,777	284,257
RF Micro Devices, Inc.* (a)	56,429	651,191
Rubicon Technology, Inc.* (a)	5,092	21,641
Rudolph Technologies, Inc.*	6,572	59,477
Semtech Corp.*	13,413	364,163
Silicon Image, Inc.*	15,312	77,172
Silicon Laboratories, Inc.*	8,454	343,571
Spansion, Inc. “A”*	11,748	267,737
Synaptics, Inc.*	7,008	512,986
Tessera Technologies, Inc.	10,405	276,565
TriQuint Semiconductor, Inc.*	33,791	644,394
Ultra Clean Holdings, Inc.*	5,730	51,283
Ultratech, Inc.*	5,461	124,238
Veeco Instruments, Inc.*	8,001	279,635
Vitesse Semiconductor Corp.*	12,278	44,201
Xcerra Corp.*	10,825	105,977

		12,221,562
Software 4.2%
A10 Networks, Inc.*	2,477	22,565
ACI Worldwide, Inc.*	22,765	427,071
Actuate Corp.*	9,194	35,857
Advent Software, Inc.	10,356	326,835
American Software, Inc. “A”	4,688	41,348
Aspen Technology, Inc.*	18,151	684,656
AVG Technologies NV*	6,782	112,446
Barracuda Networks, Inc.*	1,544	39,604
Blackbaud, Inc.	9,219	362,215
Bottomline Technologies de, Inc.*	7,655	211,201
BroadSoft, Inc.*	5,580	117,403
Callidus Software*	8,946	107,531
CommVault Systems, Inc.*	9,361	471,794
Compuware Corp.	42,758	453,662
Comverse, Inc.*	4,362	97,403
Covisint Corp.*	1,420	5,893
Cyan, Inc.*	5,352	16,698
Digimarc Corp.	1,234	25,556
Ebix, Inc. (a)	6,044	85,704
Ellie Mae, Inc.*	5,472	178,387
EnerNOC, Inc.*	5,196	88,124
EPIQ Systems, Inc.	6,006	105,465
ePlus, Inc.*	1,015	56,891
Fair Isaac Corp.	6,408	353,081
FleetMatics Group PLC* (a)	7,266	221,613
Gigamon, Inc.* (a)	4,706	49,272
Globant SA*	1,319	18,558
Glu Mobile, Inc.* (a)	17,501	90,480
Guidance Software, Inc.*	3,374	22,707
Guidewire Software, Inc.* (a)	13,454	596,550
Imperva, Inc.*	4,304	123,654
Infoblox, Inc.*	10,486	154,669
Interactive Intelligence Group*	3,262	136,352
Jive Software, Inc.*	8,288	48,319
Kofax Ltd.* (a)	14,436	111,735
Manhattan Associates, Inc.*	15,016	501,835
Mavenir Systems, Inc.*	2,591	32,543
Mentor Graphics Corp.	18,850	386,331
MicroStrategy, Inc. "A"*	1,766	231,063
MobileIron, Inc.*	2,628	29,276
Model N, Inc.*	3,754	37,014
Monotype Imaging Holdings, Inc.	7,696	217,951
NetScout Systems, Inc.*	7,284	333,607
Park City Group, Inc.* (a)	1,860	18,340
Paycom Software, Inc.*	1,270	21,031
Pegasystems, Inc.	6,869	131,267
Progress Software Corp.*	10,000	239,100
Proofpoint, Inc.* (a)	7,198	267,334
PROS Holdings, Inc.*	4,576	115,315
QAD, Inc. "A"	1,213	22,586
Qlik Technologies, Inc.*	17,748	479,906
Qualys, Inc.*	3,914	104,112
Rally Software Development Corp.*	4,840	58,128
RealPage, Inc.*	10,080	156,240
Rosetta Stone, Inc.*	4,138	33,311
Rubicon Project, Inc.*	1,540	18,064
Sapiens International Corp.*	4,779	35,365
Seachange International, Inc.*	6,507	45,289
Silver Spring Networks, Inc.* (a)	6,814	65,755
SS&C Technologies Holdings, Inc.*	13,487	591,944
Synchronoss Technologies, Inc.*	6,865	314,280
Take-Two Interactive Software, Inc.*	16,215	374,080
Tangoe, Inc.*	7,532	102,059
TeleCommunication Systems, Inc. "A"*	9,403	26,234
TeleNav, Inc.*	5,303	35,530
TiVo, Inc.*	22,360	286,096
TubeMogul, Inc.*	1,127	12,961
Tyler Technologies, Inc.*	6,524	576,722
Ultimate Software Group, Inc.*	5,598	792,173
Varonis Systems, Inc.*	1,037	21,881
VASCO Data Security International, Inc.*	5,667	106,426
Verint Systems, Inc.*	11,809	656,698
Virnetx Holding Corp.* (a)	8,276	49,656
Vringo, Inc.* (a)	14,206	13,428
Zendesk, Inc.*	2,212	47,757

		13,589,987
Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	7,931	208,109
Dot Hill Systems Corp.*	11,673	44,124
Eastman Kodak Co.* (a)	3,434	75,445
Electronics for Imaging, Inc.*	9,316	411,488
Immersion Corp.*	5,488	47,087
Intevac, Inc.*	4,652	31,029
Nimble Storage, Inc.*	1,802	46,798
QLogic Corp.*	16,973	155,473
Quantum Corp.*	42,116	48,854
Silicon Graphics International Corp.* (a)	6,646	61,343
Super Micro Computer, Inc.*	6,715	197,555
Violin Memory, Inc.* (a)	15,601	75,977

		1,403,282
Materials 4.9%
Chemicals 2.3%
A. Schulman, Inc.	5,678	205,316
Advanced Emissions Solutions, Inc.*	4,256	90,525
American Vanguard Corp.	5,594	62,653
Axiall Corp. (a)	13,869	496,649
Balchem Corp.	5,937	335,856
Calgon Carbon Corp.*	10,362	200,815
Chase Corp.	1,320	41,078
Chemtura Corp.*	17,973	419,310
Ferro Corp.*	13,951	202,150
Flotek Industries, Inc.* (a)	10,462	272,744
FutureFuel Corp. (a)	4,315	51,305
H.B. Fuller Co.	9,742	386,757
Hawkins, Inc.	2,060	74,078
Innophos Holdings, Inc.	4,267	235,069
Innospec, Inc.	4,777	171,494
Intrepid Potash, Inc.* (a)	10,807	166,968
KMG Chemicals, Inc.	1,868	30,411
Koppers Holdings, Inc.	3,979	131,944
Kraton Performance Polymers, Inc.*	6,318	112,524
Kronos Worldwide, Inc.	4,070	56,085
Landec Corp.*	5,169	63,320
LSB Industries, Inc.*	3,759	134,234
Marrone Bio Innovations, Inc.*	2,201	5,855
Minerals Technologies, Inc.	6,849	422,652
Olin Corp. (a)	15,367	388,017
OM Group, Inc.	6,244	162,032
Omnova Solutions, Inc.*	9,210	49,458
PolyOne Corp.	18,557	660,258
Quaker Chemical Corp.	2,555	183,168
Rentech, Inc.*	44,243	75,655
Senomyx, Inc.* (a)	8,273	67,839
Sensient Technologies Corp.	9,790	512,506
Stepan Co.	3,739	165,937
Taminco Corp.*	5,545	144,724
Trecora Resources*	3,844	47,589
Tredegar Corp.	4,895	90,117
Tronox Ltd. "A"	11,954	311,402
Zep, Inc.	4,537	63,609

		7,292,103
Construction Materials 0.1%
Headwaters, Inc.*	14,285	179,134
U.S. Concrete, Inc.*	2,762	72,199
United States Lime & Minerals, Inc.	377	21,915

		273,248
Containers & Packaging 0.4%
AEP Industries, Inc.*	840	31,811
Berry Plastics Group, Inc.*	17,500	441,700
Graphic Packaging Holding Co.*	63,605	790,610
Myers Industries, Inc.	5,373	94,780
UFP Technologies, Inc.*	1,182	25,980

		1,384,881
Metals & Mining 1.4%
A.M. Castle & Co.*	3,669	31,333
AK Steel Holding Corp.* (a)	35,188	281,856
Allied Nevada Gold Corp.* (a)	20,655	68,368
Ampco-Pittsburgh Corp.	1,668	33,360
Century Aluminum Co.*	10,004	259,804
Coeur Mining, Inc.*	20,136	99,875
Commercial Metals Co.	23,422	399,814
Globe Specialty Metals, Inc.	12,419	225,902
Gold Resource Corp.	7,456	38,175
Handy & Harman Ltd.*	942	24,737
Haynes International, Inc.	2,413	110,974
Hecla Mining Co.	69,853	173,235
Horsehead Holding Corp.*	9,866	163,085
Kaiser Aluminum Corp.	3,507	267,304
Materion Corp.	4,005	122,833
Molycorp, Inc.* (a)	35,422	42,152
Noranda Aluminum Holding Corp.	8,638	39,044
Olympic Steel, Inc.	1,750	35,997
RTI International Metals, Inc.*	5,973	147,294
Ryerson Holding Corp.*	2,324	29,747
Schnitzer Steel Industries, Inc. "A" (a)	5,086	122,318
Stillwater Mining Co.* (a)	23,307	350,304
SunCoke Energy, Inc.*	13,972	313,671
U.S. Silica Holdings, Inc. (a)	10,600	662,606
Universal Stainless & Alloy Products, Inc.*	1,376	36,271
Walter Energy, Inc. (a)	12,811	29,978
Worthington Industries, Inc.	10,259	381,840

		4,491,877
Paper & Forest Products 0.7%
Boise Cascade Co.*	7,664	230,993
Clearwater Paper Corp.*	3,971	238,697
Deltic Timber Corp.	2,160	134,611
KapStone Paper & Packaging Corp.*	16,753	468,581
Louisiana-Pacific Corp.*	27,454	373,100
Neenah Paper, Inc.	3,249	173,757
P.H. Glatfelter Co.	8,375	183,831
Resolute Forest Products* (a)	13,265	207,465
Schweitzer-Mauduit International, Inc.	5,925	244,762
Wausau Paper Corp.	8,210	65,105

		2,320,902
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.*	17,237	115,143
Atlantic Tele-Network, Inc.	1,827	98,475
Cincinnati Bell, Inc.*	40,695	137,142
Cogent Communications Holdings, Inc.	9,336	313,783
Consolidated Communications Holdings, Inc. (a)	7,854	196,743
Enventis Corp.	2,747	49,941
FairPoint Communications, Inc.*	4,037	61,241
General Communication, Inc. "A"*	7,001	76,381
Globalstar, Inc.* (a)	53,416	195,503
Hawaiian Telcom Holdco, Inc.*	2,028	52,099
IDT Corp. "B"	3,285	52,757
inContact, Inc.*	11,653	101,323
Inteliquent, Inc.	6,291	78,323
Intelsat SA*	5,329	91,339
Iridium Communications, Inc.* (a)	15,678	138,750
Lumos Networks Corp.	3,664	59,540
magicJack VocalTec Ltd.* (a)	3,472	34,199
Orbcomm, Inc.*	8,589	49,387
Premiere Global Services, Inc.*	9,397	112,482
Vonage Holdings Corp.*	33,909	111,222

		2,125,773
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	4,508	32,142
NTELOS Holdings Corp.	3,297	35,080
RingCentral, Inc. "A"*	5,450	69,269
Shenandoah Telecommunications Co.	4,685	116,235
Spok Holdings, Inc.	4,291	55,826

		308,552
Utilities 3.2%
Electric Utilities 1.2%
ALLETE, Inc.	8,248	366,129
Cleco Corp.	11,926	574,237
El Paso Electric Co.	7,845	286,735
Empire District Electric Co. (a)	8,422	203,391
IDACORP, Inc.	10,048	538,673
MGE Energy, Inc.	6,751	251,542
NRG Yield, Inc. "A" (a)	4,625	217,606
Otter Tail Corp.	7,100	189,357
PNM Resources, Inc.	15,853	394,898
Portland General Electric Co. (a)	15,219	488,834
Spark Energy, Inc. "A"*	883	15,338
UIL Holdings Corp.	11,002	389,471
Unitil Corp.	2,674	83,135

		3,999,346
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,804	116,794
New Jersey Resources Corp.	8,423	425,446
Northwest Natural Gas Co. (a)	5,284	223,249
ONE Gas, Inc.	10,112	346,336
Piedmont Natural Gas Co., Inc. (a)	15,166	508,516
South Jersey Industries, Inc.	6,411	342,091
Southwest Gas Corp.	9,051	439,697
The Laclede Group, Inc.	8,363	388,043
WGL Holdings, Inc.	10,101	425,454

		3,215,626
Independent Power & Renewable Eletricity Producers 0.4%
Abengoa Yield PLC*	5,679	202,059
Atlantic Power Corp. (a)	23,408	55,711
Dynegy, Inc.*	19,836	572,467
Ormat Technologies, Inc.	3,406	89,476
Pattern Energy Group, Inc.	7,682	237,527
TerraForm Power, Inc. "A"*	4,588	132,410

		1,289,650
Multi-Utilities 0.4%
Avista Corp.	11,716	357,690
Black Hills Corp.	8,688	415,981
NorthWestern Corp.	7,589	344,237

		1,117,908
Water Utilities 0.2%
American States Water Co.	7,550	229,671
Artesian Resources Corp. "A"	1,483	29,868
California Water Service Group	9,310	208,916
Connecticut Water Service, Inc.	2,090	67,925
Middlesex Water Co.	3,152	61,779
SJW Corp.	3,061	82,249
York Water Co.	2,451	49,020

		729,428

Total Common Stocks (Cost $253,873,130)		316,890,552
Rights 0.0%
Telecommunication Services 0.0%
Leap Wireless International, Inc.* (Cost $26,020)	10,664	26,020
Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a)	3,420	3,548
Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	403	826

Total Warrants (Cost $2,752)		4,374

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04% **, 10/2/2014 (b) (Cost $1,334,998)	1,335,000	1,335,000

	Shares	Value ($)
Securities Lending Collateral 18.7%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $60,756,474)	60,756,474	60,756,474
Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (c) (Cost $9,872,805)	9,872,805	9,872,805

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $325,866,179) †	119.9	388,885,225
Other Assets and Liabilities, Net	(19.9)	(64,713,789)

Net Assets	100.0	324,171,436

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $329,832,529.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $59,052,696.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $88,452,487 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,399,791.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of all securities loaned at September 30, 2014 amounted to $58,073,467 which is 17.9% of net assets.

(b)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Russell E Mini 2000 Index	USD	12/19/2014	73	8,005,180	(328,197)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$316,876,311	$—	$14,241	$316,890,552
Rights	—	—	26,020	26,020
Warrants(e)	826	—	3,548	4,374
Government & Agency Obligation	—	1,335,000	—	1,335,000
Short-Term Investments(e)	70,629,279	—	—	70,629,279
Total	$387,506,416	$1,335,000	$43,809	$388,885,225
Liabilities
Derivatives(f)
Futures Contacts	$(328,197)	$—	$—	$(328,197)
Total	$(328,197)	$—	$—	$(328,197)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(328,197)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014